Schedule of Investments (unaudited)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)	USD	554	$ 537,379
522 Funding CLO Ltd.
Series 2018-3A, Class CR, (3-mo. LIBOR US + 2.05%), 7.30%, 10/20/31(a)(c)		500	486,498
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.32%, 04/15/35(a)(c)		430	420,988
ABFC Trust, Series 2007-WMC1, Class A2B, (1-mo. LIBOR US + 1.00%), 6.15%, 06/25/37(c)		2,881	2,219,238
AccessLex Institute, Series 2007-A, Class A3, (3-mo. LIBOR US + 0.30%), 5.70%, 05/25/36(c)		2,784	2,692,083
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. LIBOR US + 1.16%), 6.41%, 07/20/34(a)(c)		4,000	3,965,892
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3-mo. LIBOR US + 1.15%), 6.41%, 12/02/34(a)(c)		15,870	15,562,254
AGL CLO 3 Ltd.
Series 2020-3A, Class A, (3-mo. LIBOR US + 1.30%), 6.56%, 01/15/33(a)(c)		250	246,830
Series 2020-3A, Class D, (3-mo. LIBOR US + 3.30%), 8.56%, 01/15/33(a)(c)		1,250	1,180,187
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3-mo. LIBOR US + 1.07%), 6.32%, 04/20/33(a)(c)		4,350	4,297,092
AGL Static CLO 18 Ltd., Series 2022-18A, Class B, (3-mo. CME Term SOFR + 2.00%), 7.06%, 04/21/31(a)(c)		1,840	1,802,076
AIG CLO Ltd., Series 2018-1A, Class A1R, (3-mo. LIBOR US + 1.12%), 6.37%, 04/20/32(a)(c)		1,740	1,724,761
AIMCO CLO
Series 2017-AA, Class AR, (3-mo. LIBOR US + 1.05%), 6.30%, 04/20/34(a)(c)		2,500	2,471,546
Series 2018-BA, Class AR, (3-mo. LIBOR US + 1.10%), 6.36%, 01/15/32(a)(c)		1,000	994,115
Allegro CLO II-S Ltd.
Series 2014-1RA, Class A1, (3-mo. LIBOR US + 1.08%), 6.34%, 10/21/28(a)(c)		1,218	1,210,781
Series 2014-1RA, Class B, (3-mo. LIBOR US + 2.15%), 7.41%, 10/21/28(a)(c)		300	296,245
Series 2014-1RA, Class C, (3-mo. LIBOR US + 3.00%), 8.26%, 10/21/28(a)(c)		750	708,845
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3-mo. LIBOR US + 1.55%), 6.81%, 01/15/30(a)(c)		350	343,547
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3-mo. LIBOR US + 1.13%), 6.39%, 01/17/31(a)(c)		970	959,313
Allegro CLO XI Ltd.
Series 2019-2A, Class A2A, (3-mo. LIBOR US + 1.85%), 7.12%, 01/19/33(a)(c)		250	247,167
Series 2019-2A, Class C, (3-mo. LIBOR US + 3.00%), 8.27%, 01/19/33(a)(c)		250	249,586
ALM Ltd.
Series 2020-1A, Class A2, (3-mo. LIBOR US + 1.85%), 7.11%, 10/15/29(a)(c)		250	247,509
Series 2020-1A, Class B, (3-mo. LIBOR US + 2.00%), 7.26%, 10/15/29(a)(c)		350	341,524
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3-mo. LIBOR US + 1.05%), 6.32%, 07/24/29(a)(c)		445	442,583
AMSR Trust
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		4,000	3,570,672
Security		Par (000)	Value
Asset-Backed Securities (continued)
AMSR Trust
Series 2020-SFR4, Class G2, 4.87%, 11/17/37(a)	USD	2,537	$ 2,297,963
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)(c)		2,872	2,315,883
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(a)		3,756	3,250,065
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. LIBOR US + 1.20%), 6.47%, 01/19/35(a)(c)		380	372,046
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3-mo. LIBOR US + 1.05%), 6.32%, 01/28/31(a)(c)		1,181	1,169,640
Series 2014-3RA, Class B, (3-mo. LIBOR US + 1.50%), 6.77%, 01/28/31(a)(c)		1,250	1,229,668
Series 2014-3RA, Class C, (3-mo. LIBOR US + 1.85%), 7.12%, 01/28/31(a)(c)		500	473,099
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3-mo. LIBOR US + 1.05%), 6.32%, 01/28/31(a)(c)		2,412	2,397,099
Series 2014-4RA, Class D, (3-mo. LIBOR US + 2.60%), 7.87%, 01/28/31(a)(c)		750	682,429
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3-mo. LIBOR US + 1.45%), 6.71%, 01/15/30(a)(c)		2,070	2,056,432
Series 2014-5RA, Class C, (3-mo. LIBOR US + 1.85%), 7.11%, 01/15/30(a)(c)		3,500	3,412,050
Series 2014-5RA, Class E, (3-mo. LIBOR US + 5.40%), 10.66%, 01/15/30(a)(c)		1,000	921,405
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3-mo. LIBOR US + 1.09%), 6.36%, 01/28/31(a)(c)		734	728,838
Series 2015-7A, Class BR2, (3-mo. LIBOR US + 1.75%), 7.02%, 01/28/31(a)(c)		1,500	1,468,406
Series 2015-7A, Class CR2, (3-mo. LIBOR US + 2.20%), 7.47%, 01/28/31(a)(c)		625	613,426
Series 2015-7A, Class D1R2, (3-mo. LIBOR US + 3.50%), 8.77%, 01/28/31(a)(c)		1,000	943,555
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. LIBOR US + 1.20%), 6.49%, 10/27/34(a)(c)		5,000	4,916,540
Series 2016-8A, Class BR2, (3-mo. LIBOR US + 1.80%), 7.09%, 10/27/34(a)(c)		1,000	977,886
Series 2016-8A, Class CR2, (3-mo. LIBOR US + 2.40%), 7.69%, 10/27/34(a)(c)		1,000	972,150
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3-mo. LIBOR US + 1.25%), 6.49%, 10/13/30(a)(c)		320	318,105
Series 2013-1A, Class BR, (3-mo. LIBOR US + 2.15%), 7.39%, 10/13/30(a)(c)		500	489,999
Series 2013-1A, Class DR, (3-mo. LIBOR US + 6.80%), 12.04%, 10/13/30(a)(c)		1,000	930,376
Series 2018-10A, Class A2, (3-mo. LIBOR US + 1.50%), 6.76%, 10/15/31(a)(c)		450	444,433
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. LIBOR US + 1.08%), 6.34%, 04/15/31(a)(c)		1,387	1,379,944
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. LIBOR US + 1.01%), 6.26%, 04/20/31(a)(c)		1,000	992,315
Apidos CLO XX, Series 2015-20A, Class A1RA, (3-mo. LIBOR US + 1.10%), 6.36%, 07/16/31(a)(c)		360	357,263

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXVI, Series 2017-26A, Class BR, (3-mo. LIBOR US + 1.95%), 7.21%, 07/18/29(a)(c)	USD	2,830	$ 2,740,876
Apidos CLO XXX, Series XXXA, Class A1A, (3-mo. LIBOR US + 1.14%), 6.40%, 10/18/31(a)(c)		400	398,097
Apidos CLO XXXIX, Series 2022-39A, Class A1, (3-mo. CME Term SOFR + 1.30%), 6.36%, 04/21/35(a)(c)		5,000	4,908,466
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. LIBOR US + 1.60%), 6.85%, 07/20/34(a)(c)		250	243,505
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. LIBOR US + 1.13%), 6.40%, 10/22/34(a)(c)		1,780	1,759,028
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/46(a)		257	227,388
Series 2021-A, Class B, 2.40%, 07/17/46(a)		5,500	4,483,695
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL4, Class A, (1-mo. LIBOR US + 1.35%), 6.54%, 11/15/36(a)(c)		421	412,580
Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 1.85%), 7.00%, 05/15/37(a)(c)		5,328	5,257,790
Ares L CLO Ltd., Series 2018-50A, Class BR, (3-mo. LIBOR US + 1.60%), 6.86%, 01/15/32(a)(c)		1,000	970,158
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. LIBOR US + 1.03%), 6.29%, 04/25/34(a)(c)		250	244,512
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3-mo. LIBOR US + 1.16%), 6.42%, 10/25/34(a)(c)		2,130	2,090,090
Series 2020-56A, Class ER, (3-mo. LIBOR US + 6.50%), 11.76%, 10/25/34(a)(c)		250	227,182
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3-mo. LIBOR US + 1.45%), 6.71%, 04/15/34(a)(c)		2,500	2,426,526
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. LIBOR US + 1.58%), 6.83%, 07/20/30(a)(c)		680	667,569
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A1A, (3-mo. LIBOR US + 0.94%), 6.26%, 05/15/30(a)(c)		750	745,568
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3-mo. LIBOR US + 1.17%), 6.43%, 10/15/30(a)(c)		578	575,722
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. LIBOR US + 0.48%), 5.63%, 05/25/35(c)		42	36,528
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		138	128,868
Asset Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1-mo. LIBOR US + 1.11%), 6.26%, 07/25/35(c)		914	774,665
ASSURANT CLO I Ltd., Series 2017-1A, Class BR, (3-mo. LIBOR US + 1.70%), 6.95%, 10/20/34(a)(c)		1,400	1,361,435
ASSURANT CLO Ltd., Series 2018-2A, Class A, (3-mo. LIBOR US + 1.04%), 6.29%, 04/20/31(a)(c)		500	495,835
Atrium IX, Series 9A, Class AR2, (3-mo. LIBOR US + 0.99%), 6.45%, 05/28/30(a)(c)		1,793	1,780,153
Security		Par (000)	Value
Asset-Backed Securities (continued)
Atrium XIII
Series 13A, Class A1, (3-mo. LIBOR US + 1.18%), 6.45%, 11/21/30(a)(c)	USD	495	$ 492,212
Series 13A, Class B, (3-mo. LIBOR US + 1.50%), 6.77%, 11/21/30(a)(c)		1,250	1,221,357
Series 13A, Class C, (3-mo. LIBOR US + 1.80%), 7.07%, 11/21/30(a)(c)		1,610	1,560,728
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. LIBOR US + 0.97%), 6.22%, 07/20/30(a)(c)		1,093	1,084,480
Series 2018-1A, Class A1, (3-mo. LIBOR US + 0.96%), 6.23%, 04/23/31(a)(c)		250	246,945
Series 2018-2A, Class A1, (3-mo. LIBOR US + 1.08%), 6.35%, 07/19/31(a)(c)		1,000	992,672
Series 2021-4A, Class A1, (3-mo. LIBOR US + 1.17%), 6.42%, 10/20/34(a)(c)		350	344,822
Ballyrock CLO Ltd., Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.60%), 6.85%, 04/20/31(a)(c)		250	245,931
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		5,740	1,493,252
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,940	1,807,970
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. LIBOR US + 1.19%), 6.44%, 10/20/30(a)(c)		955	946,897
Series 2018-3A, Class A1, (3-mo. LIBOR US + 0.95%), 6.20%, 07/20/29(a)(c)		419	415,806
Series 2019-3A, Class A1R, (3-mo. LIBOR US + 1.07%), 6.32%, 04/20/31(a)(c)		1,170	1,166,282
Battalion CLO 18 Ltd.
Series 2020-18A, Class AR, (3-mo. LIBOR US + 1.20%), 6.46%, 10/15/36(a)(c)		500	485,369
Series 2020-18A, Class BR, (3-mo. LIBOR US + 1.75%), 7.01%, 10/15/36(a)(c)		1,000	955,736
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. LIBOR US + 1.07%), 6.33%, 07/18/30(a)(c)		1,172	1,158,863
Battalion CLO XII Ltd., Series 2018-12A, Class B2R, (3-mo. LIBOR US + 2.08%), 7.41%, 05/17/31(a)(c)		250	245,000
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. LIBOR US + 1.18%), 6.44%, 07/15/34(a)(c)		3,000	2,917,461
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1-mo. LIBOR US + 2.48%), 7.65%, 02/28/41(c)		5,459	5,288,432
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. LIBOR US + 1.00%), 6.18%, 02/28/40(a)(c)		3,618	3,162,857
Series 2005-E, Class A1, (1-mo. LIBOR US + 1.00%), 6.18%, 12/28/40(a)(c)		1,447	1,447,656
Series 2005-E, Class A2A, (1-mo. LIBOR US + 0.93%), 6.11%, 12/28/40(a)(c)		1,186	1,158,137
BDS Ltd.
Series 2021-FL7, Class A, (1-mo. LIBOR US + 1.07%), 6.23%, 06/16/36(a)(c)		3,030	2,950,462
Series 2021-FL9, Class A, (1-mo. LIBOR US + 1.07%), 6.23%, 11/16/38(a)(c)		1,870	1,809,225
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 6.88%, 03/19/39(a)(c)		5,453	5,388,109

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1-mo. LIBOR US + 1.95%), 7.10%, 08/25/35(c)	USD	3,959	$ 3,865,340
Series 2006-HE7, Class 1A2, (1-mo. LIBOR US + 0.34%), 5.49%, 09/25/36(c)		118	113,169
Series 2007-HE2, Class 1A4, (1-mo. LIBOR US + 0.32%), 5.47%, 03/25/37(c)		918	771,511
Series 2007-HE2, Class 23A, (1-mo. LIBOR US + 0.14%), 5.29%, 03/25/37(c)		43	38,531
Series 2007-HE3, Class 1A4, (1-mo. LIBOR US + 0.35%), 5.50%, 04/25/37(c)		309	307,407
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3-mo. LIBOR US + 1.45%), 6.71%, 07/15/29(a)(c)		1,680	1,687,276
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3-mo. LIBOR US + 1.19%), 6.44%, 07/20/34(a)(c)		1,460	1,441,710
Series 2015-6BR, Class B, (3-mo. LIBOR US + 1.80%), 7.05%, 07/20/34(a)(c)		250	242,179
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3-mo. LIBOR US + 1.09%), 6.34%, 04/20/31(a)(c)		1,000	994,025
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. LIBOR US + 1.10%), 6.35%, 01/20/31(a)(c)		1,844	1,831,148
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3-mo. LIBOR US + 2.00%), 7.26%, 01/15/33(a)(c)		250	248,407
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.08%), 6.38%, 04/30/31(a)(c)		250	248,363
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		146	136,205
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,262,663
Series 2021-B, Class C, 2.24%, 10/17/34(a)		5,380	4,402,665
Series 2022-A, Class E, 4.30%, 02/20/35(a)		700	493,128
Series 2022-C, Class A, 5.32%, 10/17/35(a)		1,982	1,959,693
Series 2022-C, Class B, 5.93%, 10/17/35(a)		880	857,150
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. LIBOR US + 1.26%), 6.53%, 10/19/34(a)(c)		320	313,711
Series 2021-2A, Class B, (3-mo. LIBOR US + 1.75%), 7.02%, 10/19/34(a)(c)		250	243,301
Birch Grove CLO Ltd.
Series 19A, Class BR, (3-mo. LIBOR US + 1.75%), 7.30%, 06/15/31(a)(c)		1,000	983,535
Series 19A, Class DR, (3-mo. LIBOR US + 3.35%), 8.90%, 06/15/31(a)(c)		500	490,320
Series 2021-3A, Class D1, (3-mo. LIBOR US + 3.20%), 8.47%, 01/19/35(a)(c)		750	705,053
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. LIBOR US + 1.18%), 6.45%, 10/22/30(a)(c)		2,231	2,221,383
Series 2013-2A, Class BR, (3-mo. LIBOR US + 1.60%), 6.87%, 10/22/30(a)(c)		1,250	1,226,897
Series 2018-2A, Class B, (3-mo. LIBOR US + 1.70%), 7.02%, 08/15/31(a)(c)		700	683,774
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class A1, (3-mo. LIBOR US + 1.15%), 6.40%, 10/20/31(a)(c)		250	248,343
Series 2018-23A, Class B, (3-mo. LIBOR US + 1.70%), 6.95%, 10/20/31(a)(c)		750	730,882
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class C, (3-mo. LIBOR US + 2.15%), 7.40%, 10/20/31(a)(c)	USD	950	$ 916,736
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. LIBOR US + 1.75%), 7.01%, 07/25/34(a)(c)		420	415,013
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. LIBOR US + 1.26%), 6.52%, 04/15/34(a)(c)		250	245,357
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class B, (3-mo. LIBOR US + 1.38%), 6.64%, 01/15/30(a)(c)		550	538,234
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 7.49%, 01/16/37(a)(c)		2,763	2,746,663
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. LIBOR US + 1.23%), 6.48%, 07/20/34(a)(c)		250	248,340
Bristol Park CLO Ltd.
Series 2016-1A, Class BR, (3-mo. LIBOR US + 1.45%), 6.71%, 04/15/29(a)(c)		350	341,213
Series 2016-1A, Class DR, (3-mo. LIBOR US + 2.95%), 8.21%, 04/15/29(a)(c)		250	230,133
Burnham Park CLO Ltd.
Series 2016-1A, Class AR, (3-mo. LIBOR US + 1.15%), 6.40%, 10/20/29(a)(c)		2,702	2,692,294
Series 2016-1A, Class BR, (3-mo. LIBOR US + 1.50%), 6.75%, 10/20/29(a)(c)		500	495,758
Series 2016-1A, Class DR, (3-mo. LIBOR US + 2.85%), 8.10%, 10/20/29(a)(c)		250	238,262
Carbone CLO Ltd., Series 2017-1A, Class A1, (3-mo. LIBOR US + 1.14%), 6.39%, 01/20/31(a)(c)		243	242,075
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. LIBOR US + 1.03%), 6.33%, 04/30/31(a)(c)		2,350	2,333,072
Carlyle Global Market Strategies CLO Ltd.
Series 2013-4A, Class A1RR, (3-mo. LIBOR US + 1.00%), 6.26%, 01/15/31(a)(c)		243	242,169
Series 2014-1A, Class A1R2, (3-mo. LIBOR US + 0.97%), 6.23%, 04/17/31(a)(c)		3,754	3,720,769
Series 2014-3RA, Class A1A, (3-mo. LIBOR US + 1.05%), 6.34%, 07/27/31(a)(c)		298	294,418
Series 2014-3RA, Class A1B, (3-mo. LIBOR US + 1.30%), 6.59%, 07/27/31(a)(c)		1,000	980,744
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class B, (3-mo. LIBOR US + 2.07%), 7.32%, 01/20/31(a)(c)		2,430	2,382,620
Series 2019-1A, Class A1AR, (3-mo. LIBOR US + 1.08%), 6.33%, 04/20/31(a)(c)		360	355,895
Series 2019-2A, Class A1R, (3-mo. LIBOR US + 1.12%), 6.38%, 07/15/32(a)(c)		250	246,925
Series 2021-10A, Class A, (3-mo. LIBOR US + 1.15%), 6.40%, 10/20/34(a)(c)		4,360	4,279,306
Series 2021-1A, Class A1, (3-mo. LIBOR US + 1.14%), 6.40%, 04/15/34(a)(c)		250	245,875
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1-mo. LIBOR US + 0.25%), 5.40%, 10/25/36(c)		1,440	1,122,246
Series 2006-NC4, Class A3, (1-mo. LIBOR US + 0.16%), 5.31%, 10/25/36(c)		30	28,334

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust
Series 2007-FRE1, Class A3, (1-mo. LIBOR US + 0.26%), 5.41%, 02/25/37(c)	USD	4,795	$ 4,315,162
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. LIBOR US + 3.25%), 8.51%, 10/15/34(a)(c)		1,000	959,013
Series 2021-2A, Class E, (3-mo. LIBOR US + 6.75%), 12.01%, 10/15/34(a)(c)		1,250	1,163,312
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		5,320	4,999,928
CBAM Ltd.
Series 2017-1A, Class A1, (3-mo. LIBOR US + 1.25%), 6.50%, 07/20/30(a)(c)		1,398	1,393,483
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.35%, 01/15/31(a)(c)		1,000	961,244
Series 2018-7A, Class B1, (3-mo. LIBOR US + 1.60%), 6.85%, 07/20/31(a)(c)		500	488,680
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. LIBOR US + 1.08%), 6.33%, 04/20/34(a)(c)		750	733,629
Series 2013-1A, Class BRR, (3-mo. LIBOR US + 1.35%), 6.60%, 04/20/34(a)(c)		500	480,076
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3-mo. LIBOR US + 0.98%), 6.23%, 04/20/31(a)(c)		1,400	1,387,817
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. LIBOR US + 1.10%), 6.36%, 07/17/31(a)(c)		2,000	1,980,379
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. LIBOR US + 1.05%), 6.30%, 04/20/34(a)(c)		500	488,757
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3-mo. LIBOR US + 1.00%), 6.25%, 01/20/31(a)(c)		347	344,323
Series 2018-7A, Class A2, (3-mo. LIBOR US + 1.13%), 6.38%, 01/20/31(a)(c)		250	242,805
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, (3-mo. LIBOR US + 1.15%), 6.41%, 10/17/34(a)(c)		2,750	2,694,506
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R, (3-mo. LIBOR US + 1.05%), 6.51%, 05/29/32(a)(c)		1,000	987,464
Series 2019-11A, Class A2R, (3-mo. LIBOR US + 1.35%), 6.81%, 05/29/32(a)(c)		250	245,668
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. LIBOR US + 1.60%), 6.86%, 07/15/33(a)(c)		1,000	982,615
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. LIBOR US + 1.75%), 7.01%, 07/16/30(a)(c)		250	245,052
Series 2013-2A, Class A1L2, (3-mo. LIBOR US + 1.00%), 6.26%, 10/18/30(a)(c)		1,568	1,552,953
Series 2014-2RA, Class A1, (3-mo. LIBOR US + 1.05%), 6.32%, 04/24/30(a)(c)		229	227,093
Series 2014-3A, Class A1R2, (3-mo. LIBOR US + 1.20%), 6.47%, 10/22/31(a)(c)		3,500	3,485,051
Series 2014-5A, Class A1R2, (3-mo. LIBOR US + 1.20%), 6.46%, 10/17/31(a)(c)		5,250	5,187,630
Series 2015-1A, Class ARR, (3-mo. LIBOR US + 1.11%), 6.38%, 01/22/31(a)(c)		250	247,325
Series 2017-5A, Class A1, (3-mo. LIBOR US + 1.18%), 6.44%, 11/16/30(a)(c)		236	233,955
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2018-1A, Class A, (3-mo. LIBOR US + 1.00%), 6.26%, 04/18/31(a)(c)	USD	3,455	$ 3,425,779
Series 2018-2A, Class A1, (3-mo. LIBOR US + 1.04%), 6.29%, 04/20/31(a)(c)		250	247,876
Series 2018-4A, Class A2, (3-mo. LIBOR US + 1.70%), 6.96%, 10/17/31(a)(c)		250	246,886
Series 2019-5A, Class A1R1, (3-mo. LIBOR US + 1.14%), 6.40%, 01/15/35(a)(c)		250	247,172
Series 2020-3A, Class A1R, (3-mo. LIBOR US + 1.13%), 6.38%, 10/20/34(a)(c)		7,000	6,864,130
Series 2021-4A, Class A, (3-mo. LIBOR US + 1.05%), 6.31%, 07/15/33(a)(c)		3,000	2,964,616
Series 2021-4A, Class B, (3-mo. LIBOR US + 1.58%), 6.84%, 07/15/33(a)(c)		2,500	2,467,581
Series 2021-4A, Class C, (3-mo. LIBOR US + 1.85%), 7.11%, 07/15/33(a)(c)		1,000	970,870
Series 2021-5A, Class A, (3-mo. LIBOR US + 1.14%), 6.40%, 07/15/34(a)(c)		1,700	1,673,232
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. LIBOR US + 0.20%), 5.35%, 05/25/37(c)		984	641,987
Series 2007-AHL2, Class A3C, (1-mo. LIBOR US + 0.27%), 5.42%, 05/25/37(c)		458	299,223
Series 2007-WFH2, Class M3, (1-mo. LIBOR US + 0.71%), 5.86%, 03/25/37(c)		5,000	4,642,133
Series 2007-WFH4, Class M3A, (1-mo. LIBOR US + 2.50%), 7.65%, 07/25/37(c)		1,000	952,317
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. LIBOR US + 1.20%), 6.45%, 10/20/30(a)(c)		206	203,907
Series 2015-1A, Class DR, (3-mo. LIBOR US + 2.95%), 8.20%, 10/20/30(a)(c)		330	309,491
Series 2015-1A, Class ER, (3-mo. LIBOR US + 6.30%), 11.55%, 10/20/30(a)(c)		1,000	873,543
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		639	552,186
Series 2021-B, Class C, 2.72%, 06/25/52(a)		2,670	2,277,098
Series 2021-B, Class D, 3.78%, 06/25/52(a)		500	420,241
Series 2021-C, Class B, 2.72%, 07/26/55(a)		406	338,138
Series 2021-C, Class C, 3.06%, 07/26/55(a)		3,764	3,109,142
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	226,331
Concord Music Royalties LLC, Series 2022-1A, Class A2, 6.50%, 01/20/73(a)		3,346	3,294,803
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(c)		42	40,227
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		819	731,695
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		903	813,350
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		2,165	441,503
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		2,157	426,455
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. LIBOR US + 1.40%), 6.66%, 04/17/30(a)(c)		250	244,368
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.47%, 04/25/36(c)		1,449	1,240,781
Series 2006-11, Class 3AV2, (1-mo. LIBOR US + 0.16%), 5.47%, 09/25/46(c)		1	772
Series 2006-12, Class 1A, (1-mo. LIBOR US + 0.26%), 5.41%, 12/25/36(c)		187	166,234

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. LIBOR US + 0.27%), 5.46%, 03/15/34(c)	USD	11	$ 11,059
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		4,807	4,620,635
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.04%, 12/25/36(b)		16	12,896
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(b)		1,824	1,721,607
Series 2006-SL1, Class A3, (1-mo. LIBOR US + 0.44%), 5.59%, 09/25/36(a)(c)		5,639	332,473
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1-mo. LIBOR US + 0.30%), 5.49%, 12/15/33(a)(c)		5	4,477
Series 2006-RES, Class 5B1B, (1-mo. LIBOR US + 0.19%), 5.38%, 05/15/35(a)(c)		2	1,957
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1-mo. LIBOR US + 0.18%), 5.37%, 05/15/36(c)		649	624,260
Series 2006-I, Class 1A, (1-mo. LIBOR US + 0.14%), 5.33%, 01/15/37(c)		169	152,350
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3-mo. LIBOR US + 1.18%), 6.43%, 10/20/30(a)(c)		832	826,640
Series 2017-1A, Class B, (3-mo. LIBOR US + 1.65%), 6.90%, 10/20/30(a)(c)		750	742,006
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3-mo. LIBOR US + 0.92%), 6.18%, 10/15/30(a)(c)		7,993	7,931,471
Series 2017-1A, Class CR, (3-mo. LIBOR US + 1.85%), 7.11%, 10/15/30(a)(c)		500	478,830
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. LIBOR US + 1.24%), 6.50%, 07/15/36(a)(c)		1,030	1,021,759
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. LIBOR US + 1.22%), 6.48%, 10/15/36(a)(c)		250	247,374
Series 2021-2A, Class A2, (3-mo. LIBOR US + 1.75%), 7.01%, 10/15/36(a)(c)		500	495,754
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.38%, 04/15/37(a)(c)		470	460,362
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. LIBOR US + 1.10%), 6.36%, 01/15/31(a)(c)		1,227	1,219,794
Dryden 40 Senior Loan Fund, Series 2015-40A, Class CR, (3-mo. LIBOR US + 2.10%), 7.42%, 08/15/31(a)(c)		1,200	1,158,687
Dryden 42 Senior Loan Fund, Series 2016-42A, Class CR, (3-mo. LIBOR US + 2.05%), 7.31%, 07/15/30(a)(c)		250	242,042
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3-mo. LIBOR US + 1.04%), 6.29%, 04/20/34(a)(c)		1,620	1,604,233
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. LIBOR US + 1.70%), 6.96%, 10/15/30(a)(c)		7,240	7,095,507
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3-mo. LIBOR US + 0.95%), 6.21%, 07/18/30(a)(c)	USD	947	$ 939,291
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. LIBOR US + 1.12%), 6.38%, 01/15/31(a)(c)		1,954	1,942,902
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3-mo. LIBOR US + 1.50%), 6.76%, 07/17/31(a)(c)		250	244,916
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3-mo. LIBOR US + 1.05%), 6.31%, 07/15/31(a)(c)		250	248,629
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. LIBOR US + 1.60%), 6.86%, 07/18/30(a)(c)		500	490,308
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. LIBOR US + 1.12%), 6.50%, 05/20/34(a)(c)		2,000	1,960,527
Series 2020-77A, Class XR, (3-mo. LIBOR US + 1.00%), 6.38%, 05/20/34(a)(c)		187	187,205
Dryden 78 CLO Ltd., Series 2020-78A, Class B, (3-mo. LIBOR US + 1.50%), 6.76%, 04/17/33(a)(c)		250	243,054
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3-mo. LIBOR US + 1.20%), 6.52%, 08/15/30(a)(c)		1,177	1,168,038
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3-mo. LIBOR US + 1.49%), 6.75%, 07/15/30(a)(c)		250	247,143
Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.45%), 6.71%, 10/15/30(a)(c)		250	244,094
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		791	739,297
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		261	226,485
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	950,347
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		1,137	1,094,128
Elmwood CLO 15 Ltd.
Series 2022-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.41%, 04/22/35(a)(c)		10,590	10,428,089
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 3.67%), 8.74%, 04/22/35(a)(c)		1,625	1,541,917
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.45%), 6.70%, 10/20/33(a)(c)		250	248,552
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.40%, 04/20/34(a)(c)		2,250	2,215,648
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3-mo. LIBOR US + 1.24%), 6.50%, 04/15/33(a)(c)		500	495,757
Elmwood CLO X Ltd., Series 2021-3A, Class C, (3-mo. LIBOR US + 1.95%), 7.20%, 10/20/34(a)(c)		6,300	6,217,867
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3-mo. LIBOR US + 1.15%), 6.40%, 01/20/35(a)(c)		960	943,200

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. LIBOR US + 0.71%), 5.86%, 11/25/35(c)	USD	2,292	$ 2,225,028
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.34%), 6.60%, 07/15/30(a)(c)		250	246,160
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1-mo. LIBOR US + 0.28%), 5.43%, 12/25/36(c)		482	200,824
Series 2006-FF17, Class A5, (1-mo. LIBOR US + 0.15%), 5.30%, 12/25/36(c)		1,599	1,446,705
FirstKey Homes Trust
Series 2020-SFR1, Class G, 4.78%, 08/17/37(a)		3,650	3,411,229
Series 2021-SFR1, Class F1, 3.24%, 08/17/38(a)		4,464	3,818,606
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)		5,500	4,692,031
Series 2022-SFR1, Class E1, 5.00%, 05/17/39(a)		4,000	3,708,686
Series 2022-SFR2, Class E1, 4.50%, 07/17/39(a)		2,681	2,388,770
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.20%, 04/17/31(a)(c)		1,250	1,240,448
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.08%), 6.40%, 11/16/34(a)(c)		500	496,495
Series 2019-1A, Class DR, (3-mo. LIBOR US + 3.00%), 8.32%, 11/16/34(a)(c)		900	839,091
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		1,974	1,790,357
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. LIBOR US + 0.28%), 5.43%, 02/25/37(c)		2,059	1,573,716
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1-mo. LIBOR US + 1.25%), 6.41%, 11/16/36(a)(c)		2,205	2,139,411
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 6.97%, 01/19/39(a)(c)		9,466	9,271,271
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 7.39%, 06/19/37(a)(c)		2,721	2,686,987
Series 2022-FL6, Class A, (1-mo. CME Term SOFR + 2.58%), 7.66%, 08/17/37(a)(c)		6,015	6,000,367
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1RR, (3-mo. LIBOR US + 0.95%), 6.22%, 07/24/30(a)(c)		482	476,504
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. LIBOR US + 1.00%), 6.25%, 04/20/31(a)(c)		3,000	2,971,219
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3-mo. LIBOR US + 1.20%), 6.46%, 04/16/34(a)(c)		1,000	987,372
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3-mo. LIBOR US + 1.02%), 6.34%, 05/16/31(a)(c)		2,330	2,294,891
Generate CLO 2 Ltd.
Series 2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.42%, 01/22/31(a)(c)		1,212	1,198,796
Series 2A, Class BR, (3-mo. LIBOR US + 1.45%), 6.72%, 01/22/31(a)(c)		250	242,859
Series 2A, Class ER, (3-mo. LIBOR US + 5.65%), 10.92%, 01/22/31(a)(c)		1,000	882,678
Security		Par (000)	Value
Asset-Backed Securities (continued)
Generate CLO 3 Ltd., Series 3A, Class AR, (3-mo. LIBOR US + 1.25%), 6.50%, 10/20/29(a)(c)	USD	781	$ 775,725
Generate CLO 6 Ltd.
Series 6A, Class A1R, (3-mo. LIBOR US + 1.20%), 6.47%, 01/22/35(a)(c)		250	244,908
Series 6A, Class DR, (3-mo. LIBOR US + 3.50%), 8.77%, 01/22/35(a)(c)		4,500	4,207,488
Generate CLO 7 Ltd., Series 7A, Class A1, (3-mo. LIBOR US + 1.37%), 6.64%, 01/22/33(a)(c)		250	245,552
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3-mo. LIBOR US + 1.19%), 6.45%, 10/15/30(a)(c)		250	248,113
GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.35%, 05/25/53(a)(c)		11,040	10,996,611
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3-mo. LIBOR US + 1.02%), 6.27%, 04/20/34(a)(c)		250	247,678
Series 2021-11A, Class A, (3-mo. LIBOR US + 1.13%), 6.38%, 10/20/34(a)(c)		5,530	5,430,460
Series 2021-11A, Class E, (3-mo. LIBOR US + 5.35%), 10.60%, 10/20/34(a)(c)		1,750	1,571,263
Series 2021-9A, Class E, (3-mo. LIBOR US + 4.75%), 10.00%, 01/20/33(a)(c)		1,000	887,061
GoldenTree Loan Management U.S. CLO 10 Ltd., Series 2021-10A, Class A, (3-mo. LIBOR US + 1.10%), 6.35%, 07/20/34(a)(c)		250	247,493
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class AJ, (3-mo. LIBOR US + 1.30%), 6.55%, 04/20/30(a)(c)		850	834,439
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3-mo. LIBOR US + 1.11%), 6.41%, 10/29/29(a)(c)		577	572,224
Series 2014-9A, Class BR2, (3-mo. LIBOR US + 1.60%), 6.90%, 10/29/29(a)(c)		250	248,832
Series 2014-9A, Class ER2, (3-mo. LIBOR US + 5.66%), 10.96%, 10/29/29(a)(c)		750	707,955
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3-mo. LIBOR US + 1.07%), 6.33%, 01/18/31(a)(c)		500	498,179
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		2,476	2,194,598
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		1,833	1,806,502
Golub Capital Partners CLO Ltd.
Series 2021-53A, Class E, (3-mo. LIBOR US + 6.70%), 11.95%, 07/20/34(a)(c)		250	232,622
Series 2021-55A, Class A, (3-mo. LIBOR US + 1.20%), 6.45%, 07/20/34(a)(c)		330	326,554
Series 2021-58A, Class A1, (3-mo. LIBOR US + 1.18%), 6.44%, 01/25/35(a)(c)		1,780	1,754,116
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		3,590	2,749,966
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		2,797	2,564,736
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		2,544	2,420,815
Gracie Point International Funding
Series 2021-1A, Class A, (1-mo. LIBOR US + 0.75%), 5.92%, 11/01/23(a)(c)		4,009	4,008,956
Series 2022-2A, Class A, (SOFR (30-day) + 2.75%), 7.79%, 07/01/24(a)(c)		5,101	5,104,419
Series 2022-2A, Class B, (SOFR (30-day) + 3.35%), 8.42%, 07/01/24(a)(c)		2,032	2,033,360
Series 2022-3A, Class A, (SOFR (30-day) + 3.25%), 8.28%, 11/01/24(a)(c)		3,043	3,047,832

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.13%), 6.28%, 07/15/39(a)(c)	USD	849	$ 825,882
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.62%, 04/15/33(a)(c)		500	490,220
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. LIBOR US + 0.70%), 5.85%, 12/25/35(c)		283	119,564
Series 2006-4, Class 1A1, 3.63%, 03/25/36(c)		720	515,507
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		25	4,988
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. LIBOR US + 0.40%), 5.55%, 01/25/47(c)		11	5,443
Series 2007-HS1, Class M5, (1-mo. LIBOR US + 3.38%), 8.53%, 02/25/47(c)		3,566	3,501,464
Series 2007-HS1, Class M7, (1-mo. LIBOR US + 3.38%), 8.53%, 02/25/47(c)		3,000	2,727,516
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3-mo. LIBOR US + 1.37%), 6.63%, 04/15/33(a)(c)		250	246,604
Series 2020-IA, Class B, (3-mo. LIBOR US + 2.00%), 7.26%, 04/15/33(a)(c)		250	242,156
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3-mo. LIBOR US + 1.32%), 6.58%, 04/15/34(a)(c)		250	245,800
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3-mo. LIBOR US + 1.20%), 6.46%, 07/15/34(a)(c)		9,250	9,131,295
Series 2021-4A, Class A2, (3-mo. LIBOR US + 1.85%), 7.11%, 07/15/34(a)(c)		1,000	979,616
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3-mo. LIBOR US + 1.80%), 7.06%, 07/15/34(a)(c)		650	646,660
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.35%, 07/15/35(a)(c)		2,420	2,363,943
Highbridge Loan Management Ltd., Series 3A-2014, Class A1R, (3-mo. LIBOR US + 1.18%), 6.44%, 07/18/29(a)(c)		268	267,166
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		3,919	3,646,519
Home Equity Asset Trust, Series 2006-3, Class M2, (1-mo. LIBOR US + 0.60%), 5.75%, 07/25/36(c)		280	252,752
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. LIBOR US + 2.03%), 3.65%, 07/25/34(c)		15	14,538
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,786	4,979,704
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3-mo. LIBOR US + 1.14%), 6.39%, 04/20/34(a)(c)		7,260	7,137,843
Series 6A-2015, Class A1R, (3-mo. LIBOR US + 1.00%), 6.33%, 02/05/31(a)(c)		699	693,308
ICG U.S. CLO Ltd.
Series 2014-3A, Class A1RR, (3-mo. LIBOR US + 1.03%), 6.36%, 04/25/31(a)(c)		249	246,583
Series 2015-1A, Class A1R, (3-mo. LIBOR US + 1.14%), 6.41%, 10/19/28(a)(c)		539	534,768
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3-mo. LIBOR US + 2.15%), 7.40%, 04/20/32(a)(c)		250	246,003
Security		Par (000)	Value
Asset-Backed Securities (continued)
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3-mo. LIBOR US + 1.34%), 6.60%, 04/15/33(a)(c)	USD	1,750	$ 1,738,347
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1-mo. LIBOR US + 0.80%), 5.95%, 07/25/36(c)		3,498	2,982,827
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(a)		3,913	3,657,858
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3-mo. LIBOR US + 1.25%), 6.54%, 07/28/42(c)		3,190	2,965,732
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. LIBOR US + 1.70%), 7.25%, 09/15/29(a)(c)		640	637,348
KKR CLO 17 Ltd., Series 17, Class AR, (3-mo. LIBOR US + 1.08%), 6.34%, 04/15/34(a)(c)		500	488,279
LCM 26 Ltd., Series 26A, Class A1, (3-mo. LIBOR US + 1.07%), 6.32%, 01/20/31(a)(c)		1,878	1,864,666
LCM XVIII LP, Series 18A, Class A1R, (3-mo. LIBOR US + 1.02%), 6.27%, 04/20/31(a)(c)		250	247,000
LCM XX LP, Series 20A, Class BR, (3-mo. LIBOR US + 1.55%), 6.80%, 10/20/27(a)(c)		640	636,837
LCM XXI LP
Series 21A, Class AR, (3-mo. LIBOR US + 0.88%), 6.13%, 04/20/28(a)(c)		34	33,773
Series 21A, Class BR, (3-mo. LIBOR US + 1.40%), 6.65%, 04/20/28(a)(c)		250	249,419
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		3,847	3,585,453
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)		511	76,731
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		626	471,513
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		516	476,503
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. LIBOR US + 0.09%), 5.24%, 06/25/37(a)(c)		77	49,034
Lending Funding Trust, Series 2020-2A, Class A, 2.32%, 04/21/31(a)		4,680	4,143,614
Lendmark Funding Trust
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	3,830,384
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		3,500	2,635,658
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		4,589	4,458,660
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.62%, 01/17/37(a)(c)		13,120	12,860,290
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		907	700,822
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		2,617	1,950,669
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		3,477	2,519,688
Logan CLO I Ltd., Series 2021-1A, Class A, (3-mo. LIBOR US + 1.16%), 6.41%, 07/20/34(a)(c)		4,000	3,949,452
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1-mo. LIBOR US + 0.36%), 5.51%, 03/25/46(c)		647	527,098
Series 2006-5, Class 2A3, (1-mo. LIBOR US + 0.30%), 5.45%, 06/25/36(c)		3,093	1,458,299
Series 2006-7, Class 2A3, (1-mo. LIBOR US + 0.32%), 5.47%, 08/25/36(c)		5,700	2,312,890
Series 2006-7, Class 2A4, (1-mo. LIBOR US + 0.48%), 5.63%, 08/25/36(c)		1,315	536,628
Series 2006-9, Class 2A3, (1-mo. LIBOR US + 0.32%), 5.47%, 10/25/36(c)		1,998	606,732
Series 2006-WL3, Class 2A4, (1-mo. LIBOR US + 0.60%), 5.75%, 01/25/36(c)		3,312	2,960,355

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. LIBOR US + 1.38%), 6.64%, 01/17/30(a)(c)	USD	820	$ 812,863
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3-mo. LIBOR US + 0.90%), 6.17%, 07/23/29(a)(c)		2,016	1,995,314
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3-mo. LIBOR US + 0.95%), 6.22%, 04/19/30(a)(c)		750	746,056
Series 2014-13A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.77%, 04/19/30(a)(c)		600	594,012
Madison Park Funding XIX Ltd., Series 2015-19A, Class A1R2, (3-mo. LIBOR US + 0.92%), 6.19%, 01/22/28(a)(c)		261	259,104
Madison Park Funding XLI Ltd., Series 12A, Class AR, (3-mo. LIBOR US + 0.83%), 6.10%, 04/22/27(a)(c)		546	541,688
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3-mo. LIBOR US + 6.25%), 11.52%, 10/19/34(a)(c)		750	695,305
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. LIBOR US + 0.94%), 6.20%, 10/21/30(a)(c)		3,430	3,397,784
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3-mo. LIBOR US + 0.97%), 6.26%, 07/27/31(a)(c)		983	974,873
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.06%, 10/20/29(a)(c)		490	478,882
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3-mo. LIBOR US + 1.20%), 6.50%, 07/29/30(a)(c)		2,766	2,756,659
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3-mo. LIBOR US + 4.95%), 10.21%, 04/15/29(a)(c)		1,000	906,081
Series 2018-30X, Class E, (3-mo. LIBOR US + 4.95%), 10.21%, 04/15/29(c)(d)		250	226,520
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3-mo. LIBOR US + 1.70%), 6.97%, 01/23/31(a)(c)		250	245,951
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 6.28%, 10/15/32(a)(c)		1,790	1,768,989
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3-mo. LIBOR US + 1.07%), 6.33%, 07/15/33(a)(c)		2,130	2,097,672
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. LIBOR US + 1.12%), 6.38%, 07/17/34(a)(c)		1,250	1,231,444
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. LIBOR US + 3.65%), 8.92%, 01/22/35(a)(c)		750	714,347
Mariner CLO LLC, Series 2016-3A, Class AR2, (3-mo. LIBOR US + 0.99%), 6.26%, 07/23/29(a)(c)		148	147,156
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 07/20/32(a)		822	816,157
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,060	1,993,930
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		700	614,576
Series 2021-AA, Class B, 2.33%, 03/20/36(a)		1,620	1,380,206
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,405,279
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	3,589,735
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner Finance Issuance Trust
Series 2021-BA, Class E, 4.68%, 11/20/36(a)	USD	3,620	$ 2,797,053
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1-mo. LIBOR US + 1.86%), 7.01%, 06/25/35(c)		1,119	1,100,313
Series 2006-AM2, Class A4, (1-mo. LIBOR US + 0.52%), 5.67%, 06/25/36(a)(c)		254	222,420
Series 2006-WMC2, Class A4, (1-mo. LIBOR US + 0.30%), 5.45%, 04/25/36(c)		3,379	839,895
Series 2007-HE1, Class A4, (1-mo. LIBOR US + 0.28%), 5.43%, 05/25/37(c)		83	64,453
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. LIBOR US + 0.52%), 5.67%, 06/25/46(a)(c)		13	12,670
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 09/21/26(a)		3,784	3,574,651
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(b)		939	762,615
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1-mo. LIBOR US + 0.48%), 5.63%, 05/25/37(c)		1,767	1,318,912
Series 2007-H1, Class 1A2, (1-mo. LIBOR US + 3.50%), 8.65%, 10/25/37(c)		2,577	2,338,754
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1-mo. LIBOR US + 0.39%), 5.54%, 08/25/37(c)		1,750	1,419,400
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.71%, 09/17/37(a)(c)		1,428	1,428,884
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 7.23%, 06/19/37(a)(c)		2,844	2,835,184
MF1 Ltd., Series 2021-FL7, Class A, (1-mo. LIBOR US + 1.08%), 6.24%, 10/16/36(a)(c)		517	504,075
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3-mo. LIBOR US + 0.97%), 6.23%, 04/21/31(a)(c)		1,230	1,221,963
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		1,132	1,006,969
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		1,926	1,644,180
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-NC1, Class A2D, (1-mo. LIBOR US + 0.22%), 5.37%, 11/25/36(c)		5,277	2,454,510
Series 2007-SEA1, Class 2A1, (1-mo. LIBOR US + 1.90%), 7.05%, 02/25/47(a)(c)		66	62,088
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,095	989,961
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		1,696	1,556,711
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		260	226,715
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		1,454	1,155,491
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		403	314,862
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		3,639	2,675,785
Series 2022-2A, Class A, 4.38%, 01/21/53(a)		983	909,776
Series 2022-3A, Class A, 6.10%, 06/20/53(a)		855	852,657
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		2,920	2,808,775
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3-mo. LIBOR US + 1.60%), 6.85%, 10/20/30(a)(c)		250	246,615
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. LIBOR US + 0.41%), 5.56%, 04/25/37(c)		380	342,270
Navient Private Education Loan Trust, Series 2020-IA, Class B, 2.95%, 04/15/69(a)		1,880	1,512,962

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)	USD	939	$ 894,966
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		2,917	2,695,875
Series 2020-CA, Class A2B, (1-mo. LIBOR US + 1.60%), 6.79%, 11/15/68(a)(c)		3,164	3,155,058
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 6.26%, 04/15/60(a)(c)		1,295	1,209,304
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,110	991,591
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		5,000	4,389,502
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		5,000	4,469,370
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		1,374	1,298,035
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1-mo. LIBOR US + 0.80%), 5.96%, 04/20/62(a)(c)		1,589	1,566,180
Series 2021-A, Class A2, (1-mo. LIBOR US + 1.03%), 6.19%, 04/20/62(a)(c)		2,680	2,613,694
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		2,180	1,933,637
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		1,640	1,343,519
Series 2021-A, Class C, 3.75%, 04/20/62(a)		124	103,637
Series 2021-A, Class D, 4.93%, 04/20/62(a)		735	618,967
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	6,819,194
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		386	317,556
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	6,878,980
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		5,370	4,259,227
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,260,161
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,525,974
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		4,800	3,942,489
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,201,997
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	542,254
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. LIBOR US + 1.03%), 6.30%, 01/28/30(a)(c)		782	779,157
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class AR2, (3-mo. LIBOR US + 1.03%), 6.30%, 04/22/29(a)(c)		1,204	1,195,797
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. LIBOR US + 1.16%), 6.42%, 07/15/34(a)(c)		525	517,816
Series 2015-20A, Class DRR, (3-mo. LIBOR US + 2.95%), 8.21%, 07/15/34(a)(c)		1,000	954,131
Series 2015-20A, Class ERR, (3-mo. LIBOR US + 6.50%), 11.76%, 07/15/34(a)(c)		750	682,551
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 10/17/30(a)(c)		250	248,821
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class AR, (3-mo. LIBOR US + 0.92%), 6.18%, 10/18/30(a)(c)		3,988	3,955,752
Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A2, (3-mo. LIBOR US + 1.40%), 6.67%, 10/19/31(a)(c)		250	242,787
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.80%, 01/20/35(a)(c)		1,000	981,042
Neuberger Berman Loan Advisers CLO 35 Ltd., Series 2019-35A, Class C, (3-mo. LIBOR US + 2.60%), 7.87%, 01/19/33(a)(c)		250	248,954
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. LIBOR US + 1.10%), 6.36%, 07/16/35(a)(c)		3,000	2,970,127
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3-mo. LIBOR US + 1.13%), 6.38%, 10/14/35(a)(c)	USD	5,000	$ 4,905,000
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class B, (3-mo. LIBOR US + 1.65%), 6.90%, 01/20/36(a)(c)		250	245,891
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class F, 4.00%, 09/04/39(a)		3,692	2,998,880
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. LIBOR US + 0.40%), 5.55%, 10/25/36(a)(c)		138	156,984
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1-mo. LIBOR US + 0.48%), 5.63%, 11/25/36(c)		3,890	1,187,927
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		2,155	1,758,938
Series 2001-D, Class A2, 5.26%, 01/15/19(c)		27	12,105
Series 2002-A, Class M1, 7.76%, 03/15/32(c)		2,158	1,914,596
Series 2002-C, Class M1, 6.89%, 11/15/32(c)		2,373	2,280,324
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3-mo. LIBOR US + 1.95%), 7.19%, 10/13/31(a)(c)		500	481,799
OCP CLO Ltd.
Series 2016-12A, Class BR2, (3-mo. CME Term SOFR + 1.81%), 6.79%, 04/18/33(a)(c)		3,000	2,953,878
Series 2017-13A, Class A1AR, (3-mo. LIBOR US + 0.96%), 6.22%, 07/15/30(a)(c)		1,250	1,234,945
Series 2017-13A, Class A2R, (3-mo. LIBOR US + 1.55%), 6.81%, 07/15/30(a)(c)		250	244,054
Series 2019-16A, Class AR, (3-mo. LIBOR US + 1.00%), 6.21%, 04/10/33(a)(c)		1,490	1,474,129
Series 2020-18A, Class AR, (3-mo. LIBOR US + 1.09%), 6.34%, 07/20/32(a)(c)		1,100	1,088,486
Series 2021-22A, Class A, (3-mo. LIBOR US + 1.18%), 6.43%, 12/02/34(a)(c)		2,020	1,992,163
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. LIBOR US + 1.65%), 6.91%, 10/15/34(a)(c)		250	242,186
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. LIBOR US + 0.96%), 6.22%, 04/16/31(a)(c)		3,000	2,975,726
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, (3-mo. LIBOR US + 1.18%), 6.45%, 01/24/33(a)(c)		250	248,098
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3-mo. LIBOR US + 1.19%), 6.44%, 01/20/31(a)(c)		1,100	1,092,487
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 0.97%), 6.23%, 04/15/31(a)(c)		250	247,877
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. LIBOR US + 1.58%), 6.84%, 07/25/30(a)(c)		650	641,496
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, (3-mo. LIBOR US + 1.15%), 6.40%, 07/20/34(a)(c)		1,250	1,240,401
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. LIBOR US + 1.35%), 6.62%, 07/19/30(a)(c)		350	349,258
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3-mo. LIBOR US + 1.00%), 6.26%, 01/25/31(a)(c)		991	985,218

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A2R2, (3-mo. LIBOR US + 1.10%), 6.36%, 01/25/31(a)(c)	USD	500	$ 487,440
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.41%, 04/21/34(a)(c)		1,500	1,477,888
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR, (3-mo. LIBOR US + 1.14%), 6.39%, 07/02/35(a)(c)		250	246,487
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3-mo. LIBOR US + 1.15%), 6.42%, 10/22/36(a)(c)		1,000	980,522
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3-mo. LIBOR US + 1.45%), 6.71%, 04/18/33(a)(c)		300	292,660
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3-mo. LIBOR US + 1.14%), 6.39%, 07/20/34(a)(c)		670	659,454
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.33%, 02/24/37(a)(c)		770	757,055
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3-mo. LIBOR US + 1.04%), 6.43%, 05/23/31(a)(c)		770	765,947
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		1,736	1,570,379
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 5.83%, 06/16/36(a)(c)		1,201	1,169,495
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	3,917,184
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	3,877,920
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 05/08/31(a)		1,970	1,784,992
Series 2021-C, Class C, 3.61%, 10/08/31(a)		1,641	1,438,393
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. LIBOR US + 0.74%), 5.89%, 11/25/35(c)		460	366,597
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		4,384	3,539,502
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		2,620	2,177,732
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.39%, 10/15/37(a)(c)		1,057	1,034,503
OSD CLO Ltd., Series 2021-23A, Class E, (3-mo. LIBOR US + 6.00%), 11.26%, 04/17/31(a)(c)		1,000	912,232
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3-mo. LIBOR US + 1.25%), 6.52%, 10/22/30(a)(c)		686	680,864
Series 2013-4A, Class A2R, (3-mo. LIBOR US + 1.70%), 6.97%, 10/22/30(a)(c)		500	493,333
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3-mo. LIBOR US + 1.75%), 7.01%, 04/17/31(a)(c)		2,570	2,499,325
OZLM VIII Ltd.
Series 2014-8A, Class A2R3, (3-mo. LIBOR US + 1.65%), 6.91%, 10/17/29(a)(c)		1,185	1,167,234
Series 2014-8A, Class BR3, (3-mo. LIBOR US + 2.10%), 7.36%, 10/17/29(a)(c)		1,750	1,713,518
OZLM XIV Ltd., Series 2015-14A, Class A1SR, (3-mo. LIBOR US + 1.25%), 6.51%, 07/15/34(a)(c)		1,500	1,478,468
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XXII Ltd.
Series 2018-22A, Class A1, (3-mo. LIBOR US + 1.07%), 6.33%, 01/17/31(a)(c)	USD	1,048	$ 1,037,382
Series 2018-22A, Class A2, (3-mo. LIBOR US + 1.50%), 6.76%, 01/17/31(a)(c)		500	493,524
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(a)		1,087	1,043,640
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. LIBOR US + 1.00%), 6.26%, 10/17/31(a)(c)		3,400	3,380,466
Series 2014-1A, Class A1R2, (3-mo. LIBOR US + 1.13%), 6.39%, 01/17/31(a)(c)		897	893,012
Series 2014-1A, Class CR2, (3-mo. LIBOR US + 2.65%), 7.91%, 01/17/31(a)(c)		400	379,627
Series 2015-1A, Class A1A4, (3-mo. LIBOR US + 1.13%), 6.51%, 05/21/34(a)(c)		660	649,440
Series 2015-1A, Class A2R4, (3-mo. LIBOR US + 1.70%), 7.08%, 05/21/34(a)(c)		1,000	983,666
Series 2015-2A, Class CR2, (3-mo. LIBOR US + 2.75%), 8.00%, 07/20/30(a)(c)		1,000	960,941
Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.03%), 6.29%, 04/18/31(a)(c)		500	496,337
Series 2018-2A, Class D, (3-mo. LIBOR US + 5.60%), 10.86%, 07/16/31(a)(c)		500	468,860
Series 2020-3A, Class A1AR, (3-mo. LIBOR US + 1.08%), 6.40%, 11/15/31(a)(c)		960	951,465
Series 2021-3A, Class A1, (3-mo. LIBOR US + 1.15%), 6.41%, 01/15/35(a)(c)		390	386,549
Palmer Square Loan Funding Ltd.
Series 2020-1A, Class A2, (3-mo. LIBOR US + 1.35%), 6.73%, 02/20/28(a)(c)		1,900	1,890,012
Series 2020-1A, Class C, (3-mo. LIBOR US + 2.50%), 7.88%, 02/20/28(a)(c)		1,750	1,713,398
Series 2021-2A, Class A2, (3-mo. LIBOR US + 1.25%), 6.63%, 05/20/29(a)(c)		3,560	3,511,284
Series 2021-3A, Class D, (3-mo. LIBOR US + 5.00%), 10.25%, 07/20/29(a)(c)		250	229,405
Series 2021-4A, Class B, (3-mo. LIBOR US + 1.75%), 7.01%, 10/15/29(a)(c)		250	241,564
Series 2021-4A, Class C, (3-mo. LIBOR US + 2.60%), 7.86%, 10/15/29(a)(c)		250	238,032
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 6.89%, 10/15/30(a)(c)		2,350	2,301,856
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 7.19%, 10/15/30(a)(c)		1,360	1,315,750
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 8.09%, 10/15/30(a)(c)		250	238,022
Parallel Ltd., Series 2015-1A, Class C1R, (3-mo. LIBOR US + 1.75%), 7.00%, 07/20/27(a)(c)		734	731,239
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3-mo. LIBOR US + 1.20%), 6.59%, 08/23/31(a)(c)		350	345,993
Series 2017-1A, Class DR, (3-mo. LIBOR US + 6.81%), 12.13%, 02/14/34(a)(c)		900	757,319
Series 2021-2A, Class D, (3-mo. LIBOR US + 3.40%), 8.66%, 07/15/34(a)(c)		1,900	1,792,845
Pikes Peak CLO 1, Series 2018-1A, Class A, (3-mo. LIBOR US + 1.18%), 6.45%, 07/24/31(a)(c)		764	756,895
Pikes Peak CLO 11, Series 2022-11A, Class A1, (3-mo. CME Term SOFR + 1.95%), 7.02%, 07/25/34(a)(c)		3,000	3,006,287

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1-mo. LIBOR US + 0.54%), 5.69%, 05/25/36(c)	USD	3,956	$ 3,636,809
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 07/25/51(a)(b)		9,348	8,630,699
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		5,981	5,413,998
Prodigy Finance DAC
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 7.70%, 07/25/51(a)(c)		1,344	1,331,371
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.95%, 07/25/51(a)(c)		1,872	1,855,320
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 11.10%, 07/25/51(a)(c)		2,280	2,258,090
Progress Residential Trust
Series 2019-SFR3, Class E, 3.37%, 09/17/36(a)		3,000	2,861,335
Series 2019-SFR3, Class F, 3.87%, 09/17/36(a)		1,000	956,034
Series 2019-SFR4, Class E, 3.44%, 10/17/36(a)		3,000	2,846,672
Series 2019-SFR4, Class F, 3.68%, 10/17/36(a)		2,500	2,386,335
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		987	829,443
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		3,990	3,368,179
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,540,040
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)		3,577	3,074,178
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	3,837,717
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		2,400	1,972,723
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	4,259,907
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		2,180	2,095,107
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, (3-mo. LIBOR US + 1.04%), 6.42%, 02/20/30(a)(c)		990	979,992
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. LIBOR US + 1.09%), 6.34%, 01/20/34(a)(c)		390	386,906
Series 2021-15A, Class B, (3-mo. LIBOR US + 1.65%), 6.90%, 01/20/34(a)(c)		820	810,214
Series 2021-15A, Class E, (3-mo. LIBOR US + 6.20%), 11.45%, 01/20/34(a)(c)		4,500	3,989,965
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3-mo. LIBOR US + 1.08%), 6.34%, 10/15/31(a)(c)		1,250	1,235,896
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3-mo. LIBOR US + 1.55%), 6.81%, 04/15/32(a)(c)		325	321,565
Series 2019-3A, Class CR, (3-mo. LIBOR US + 1.85%), 7.11%, 04/15/32(a)(c)		250	244,585
Series 2019-3A, Class DR, (3-mo. LIBOR US + 2.75%), 8.01%, 04/15/32(a)(c)		250	234,461
Rad CLO 4 Ltd., Series 2019-4A, Class D, (3-mo. LIBOR US + 3.85%), 9.11%, 04/25/32(a)(c)		500	480,425
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3-mo. LIBOR US + 1.20%), 6.46%, 04/17/33(a)(c)		250	247,500
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. LIBOR US + 1.90%), 7.16%, 01/15/34(a)(c)		500	497,640
Regatta IX Funding Ltd.
Series 2017-1A, Class C, (3-mo. LIBOR US + 2.45%), 7.71%, 04/17/30(a)(c)		250	250,135
Series 2017-1A, Class D, (3-mo. LIBOR US + 3.90%), 9.16%, 04/17/30(a)(c)		250	243,273
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. LIBOR US + 1.16%), 6.41%, 04/20/34(a)(c)	USD	3,000	$ 2,965,602
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3-mo. LIBOR US + 1.60%), 7.11%, 06/20/34(a)(c)		250	243,702
Regatta VIII Funding Ltd.
Series 2017-1A, Class B, (3-mo. LIBOR US + 1.70%), 6.96%, 10/17/30(a)(c)		1,255	1,242,644
Series 2017-1A, Class D, (3-mo. LIBOR US + 3.20%), 8.46%, 10/17/30(a)(c)		250	237,228
Regatta XVI Funding Ltd.
Series 2019-2A, Class B, (3-mo. LIBOR US + 2.05%), 7.31%, 01/15/33(a)(c)		750	744,022
Series 2019-2A, Class D, (3-mo. LIBOR US + 3.90%), 9.16%, 01/15/33(a)(c)		500	488,138
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3-mo. LIBOR US + 7.61%), 12.87%, 10/15/33(a)(c)		500	487,957
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3-mo. LIBOR US + 6.80%), 12.05%, 01/20/35(a)(c)		1,500	1,426,195
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/30(a)		720	692,437
Series 2020-1, Class B, 3.23%, 10/15/30(a)		320	293,967
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	892,343
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	647,688
Series 2021-3, Class A, 3.88%, 10/17/33(e)		10,210	8,819,398
Series 2022-1, Class A, 3.07%, 03/15/32(a)		2,527	2,342,068
Series 2022-1, Class B, 3.71%, 03/15/32(a)		5,452	4,895,681
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	966,665
Series 2022-1, Class D, 6.72%, 03/15/32(a)		2,072	1,800,634
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		6,193	6,224,825
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(b)		800	780,134
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31(a)		3,550	2,934,595
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. LIBOR US + 1.06%), 6.32%, 01/18/34(a)(c)		1,100	1,076,410
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. LIBOR US + 1.10%), 6.35%, 04/20/34(a)(c)		500	488,250
Series 2017-2A, Class BR, (3-mo. LIBOR US + 1.50%), 6.76%, 10/15/29(a)(c)		1,250	1,233,787
Series 2017-2A, Class CR, (3-mo. LIBOR US + 1.90%), 7.16%, 10/15/29(a)(c)		1,000	982,480
Series 2017-2A, Class DR, (3-mo. LIBOR US + 2.85%), 8.11%, 10/15/29(a)(c)		1,000	940,247
Series 2017-3A, Class A, (3-mo. LIBOR US + 1.19%), 6.44%, 10/20/30(a)(c)		2,789	2,773,430
Series 2018-1A, Class A, (3-mo. LIBOR US + 1.10%), 6.48%, 05/20/31(a)(c)		750	743,052
Series 2020-1A, Class B, (3-mo. LIBOR US + 1.80%), 7.05%, 01/20/32(a)(c)		1,570	1,538,157
Series 2021-1A, Class A1, (3-mo. LIBOR US + 1.17%), 6.42%, 07/20/34(a)(c)		3,500	3,434,046
Romark CLO II Ltd., Series 2018-2A, Class A1, (3-mo. LIBOR US + 1.18%), 6.43%, 07/25/31(a)(c)		250	247,004

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.03%), 6.28%, 04/20/31(a)(c)	USD	1,237	$ 1,222,069
RR 19 Ltd., Series 2021-19A, Class A2, (3-mo. LIBOR US + 1.65%), 6.91%, 10/15/35(a)(c)		500	489,986
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo. LIBOR US + 1.09%), 6.35%, 01/15/30(a)(c)		3,976	3,944,677
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		2,536	2,301,839
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,510	2,356,066
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. LIBOR US + 0.32%), 5.47%, 07/25/36(c)		188	39,158
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3-mo. LIBOR US + 1.12%), 6.38%, 07/15/30(a)(c)		824	814,720
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, (3-mo. LIBOR US + 1.16%), 6.42%, 04/17/34(a)(c)		2,750	2,697,016
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, (3-mo. LIBOR US + 0.98%), 6.23%, 04/20/29(a)(c)		1,049	1,043,214
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3-mo. LIBOR US + 1.11%), 6.37%, 04/25/31(a)(c)		300	297,251
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3-mo. LIBOR US + 1.27%), 6.52%, 04/20/33(a)(c)		500	493,750
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3-mo. LIBOR US + 1.24%), 6.49%, 07/20/30(a)(c)		939	934,482
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, (3-mo. LIBOR US + 1.32%), 6.57%, 10/20/32(a)(c)		730	723,888
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. LIBOR US + 6.20%), 11.45%, 01/20/34(a)(c)		500	463,930
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3-mo. LIBOR US + 0.31%), 5.86%, 12/15/38(c)		1,231	1,180,982
Series 2005-B, Class A4, (3-mo. LIBOR US + 0.33%), 5.88%, 06/15/39(c)		904	868,098
Series 2006-BW, Class A5, (3-mo. LIBOR US + 0.20%), 5.75%, 12/15/39(c)		1,672	1,571,578
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. LIBOR US + 4.75%), 9.94%, 10/15/41(a)(c)		2,959	3,086,313
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)		2,365	2,251,180
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)		755	725,934
Series 2017-A, Class A2B, (1-mo. LIBOR US + 0.90%), 6.09%, 09/15/34(a)(c)		1,141	1,134,875
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		674	641,211
Series 2017-B, Class A2B, (1-mo. LIBOR US + 0.75%), 5.94%, 10/15/35(a)(c)		1,107	1,095,888
Series 2018-A, Class A2B, (1-mo. LIBOR US + 0.80%), 5.99%, 02/15/36(a)(c)		2,153	2,130,946
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		2,542	2,366,337
Series 2021-A, Class C, 2.99%, 01/15/53(a)		2,838	2,431,415
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		1,100	1,000,489
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		749	681,184
Security		Par (000)	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2021-B, Class A, 1.31%, 07/17/51(a)	USD	2,601	$ 2,291,184
Series 2021-C, Class A2, (1-mo. LIBOR US + 0.80%), 5.99%, 01/15/53(a)(c)		1,490	1,448,064
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		1,344	1,162,229
Series 2021-C, Class B, 2.30%, 01/15/53(a)		840	750,470
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		399	374,844
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. LIBOR US + 1.07%), 6.34%, 01/26/31(a)(c)		250	246,370
Sound Point CLO XV Ltd., Series 2017-1A, Class ARR, (3-mo. LIBOR US + 0.90%), 6.17%, 01/23/29(a)(c)		1,866	1,849,751
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3-mo. LIBOR US + 1.28%), 6.54%, 01/25/32(a)(c)		1,000	990,774
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1-mo. LIBOR US + 0.80%), 5.95%, 01/25/35(c)		98	90,092
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(a)		1,334	1,192,646
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. LIBOR US + 1.25%), 6.51%, 10/15/30(a)(c)		238	234,658
Stratus CLO Ltd.
Series 2021-1A, Class E, (3-mo. LIBOR US + 5.00%), 10.25%, 12/29/29(a)(c)		1,250	1,135,081
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)		1,000	494,260
Series 2021-2A, Class E, (3-mo. LIBOR US + 5.75%), 11.00%, 12/28/29(a)(c)		1,550	1,448,818
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1-mo. LIBOR US + 1.50%), 6.65%, 11/25/34(c)		146	145,183
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL1, Class A3, (1-mo. LIBOR US + 0.60%), 5.75%, 01/25/37(a)(c)		1,600	1,244,108
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)		1,734	1,531,772
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. LIBOR US + 0.96%), 6.22%, 04/16/31(a)(c)		500	494,725
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3-mo. LIBOR US + 1.15%), 6.41%, 10/15/31(a)(c)		300	298,082
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3-mo. LIBOR US + 0.88%), 6.14%, 04/15/28(a)(c)		247	245,333
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3-mo. LIBOR US + 1.70%), 6.96%, 04/18/33(a)(c)		250	246,961
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. LIBOR US + 1.60%), 6.86%, 01/15/34(a)(c)		1,150	1,138,684
Series 2020-23A, Class CR, (3-mo. LIBOR US + 2.00%), 7.26%, 01/15/34(a)(c)		1,500	1,478,652
Series 2020-23A, Class ER, (3-mo. LIBOR US + 6.15%), 11.41%, 01/15/34(a)(c)		1,250	1,175,214
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. LIBOR US + 1.08%), 6.33%, 04/20/33(a)(c)		689	680,194

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony Static CLO I Ltd., Series 2021-1A, Class C, (3-mo. LIBOR US + 1.85%), 7.11%, 10/25/29(a)(c)	USD	500	$ 472,146
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. LIBOR US + 0.96%), 6.29%, 11/18/30(a)(c)		855	848,399
TCI-Symphony CLO Ltd., Series 2017-1A, Class BR, (3-mo. LIBOR US + 1.55%), 6.81%, 07/15/30(a)(c)		1,000	976,225
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. LIBOR US + 1.22%), 6.54%, 08/16/34(a)(c)		250	244,375
TICP CLO IX Ltd., Series 2017-9A, Class B, (3-mo. LIBOR US + 1.60%), 6.85%, 01/20/31(a)(c)		250	246,251
TICP CLO V Ltd., Series 2016-5A, Class DR, (3-mo. LIBOR US + 3.15%), 8.41%, 07/17/31(a)(c)		250	240,821
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. LIBOR US + 1.12%), 6.38%, 01/15/34(a)(c)		4,250	4,208,928
Series 2016-6A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.76%, 01/15/34(a)(c)		320	310,649
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3-mo. LIBOR US + 7.05%), 12.31%, 04/15/33(a)(c)		600	548,103
TICP CLO XI Ltd., Series 2018-11A, Class B, (3-mo. LIBOR US + 1.73%), 6.98%, 10/20/31(a)(c)		450	442,853
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. LIBOR US + 1.17%), 6.43%, 07/15/34(a)(c)		250	247,008
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3-mo. LIBOR US + 6.70%), 11.95%, 10/20/32(a)(c)		1,250	1,201,160
TICP CLO XV Ltd., Series 2020-15A, Class A, (3-mo. LIBOR US + 1.28%), 6.53%, 04/20/33(a)(c)		750	743,257
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-mo. LIBOR US + 1.00%), 6.15%, 05/25/58(a)(c)		1,126	1,122,517
Trestles CLO Ltd., Series 2017-1A, Class A1R, (3-mo. LIBOR US + 0.99%), 6.25%, 04/25/32(a)(c)		650	642,673
Trestles CLO V Ltd.
Series 2021-5A, Class A1, (3-mo. LIBOR US + 1.17%), 6.42%, 10/20/34(a)(c)		7,230	7,148,341
Series 2021-5A, Class E, (3-mo. LIBOR US + 6.35%), 11.60%, 10/20/34(a)(c)		1,000	912,460
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		2,000	1,916,821
Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,824,023
Series 2020-SFR1, Class F, 4.88%, 07/17/38(a)		7,351	6,837,273
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	2,817,693
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	1,820,449
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3-mo. LIBOR US + 1.90%), 7.15%, 07/20/32(a)(c)		250	244,887
Series 2021-2A, Class D1, (3-mo. LIBOR US + 3.25%), 8.51%, 10/25/34(a)(c)		300	287,093
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. LIBOR US + 1.40%), 6.66%, 10/18/31(a)(c)		250	244,925
Security		Par (000)	Value
Asset-Backed Securities (continued)
Upstart Pass-Through Trust, Series 2021-ST9, Class A, 1.70%, 11/20/29(a)	USD	2,527	$ 2,406,947
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3-mo. LIBOR US + 1.28%), 6.54%, 04/15/33(a)(c)		340	335,332
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		11,830	10,593,115
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.30%, 04/25/31(a)(c)		1,000	990,637
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 6.39%, 10/18/31(a)(c)		498	493,251
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.50%, 10/20/31(a)(c)		500	496,415
Series 2017-1A, Class A1R, (3-mo. LIBOR US + 0.95%), 6.21%, 04/17/30(a)(c)		207	204,808
Series 2017-3A, Class A1R, (3-mo. LIBOR US + 1.04%), 6.29%, 04/20/34(a)(c)		1,000	980,000
Series 2017-4A, Class A1, (3-mo. LIBOR US + 1.13%), 6.39%, 10/15/30(a)(c)		1,137	1,129,163
Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.30%), 6.57%, 04/19/31(a)(c)		250	247,012
Series 2018-2A, Class A1, (3-mo. LIBOR US + 1.00%), 6.26%, 07/15/31(a)(c)		250	247,544
Series 2018-3A, Class A1A, (3-mo. LIBOR US + 1.15%), 6.41%, 10/15/31(a)(c)		250	247,985
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1-mo. LIBOR US + 0.31%), 5.46%, 08/25/36(c)		6,707	6,249,241
Series 2006-HE4, Class 2A2, (1-mo. LIBOR US + 0.36%), 5.51%, 09/25/36(c)		207	58,734
Series 2006-HE5, Class 1A, (1-mo. LIBOR US + 0.31%), 4.03%, 10/25/36(c)		1,260	940,955
Series 2007-HE3, Class 2A3, (1-mo. LIBOR US + 0.24%), 5.39%, 05/25/37(c)		110	90,402
Wellfleet CLO Ltd., Series 2017-3A, Class A1, (3-mo. LIBOR US + 1.15%), 6.41%, 01/17/31(a)(c)		1,525	1,502,834
Whitebox CLO II Ltd.
Series 2020-2A, Class DR, (3-mo. LIBOR US + 3.35%), 8.62%, 10/24/34(a)(c)		250	239,213
Series 2020-2A, Class ER, (3-mo. LIBOR US + 7.10%), 12.37%, 10/24/34(a)(c)		500	469,887
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3-mo. LIBOR US + 1.22%), 6.48%, 10/15/34(a)(c)		4,000	3,946,189
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. LIBOR US + 0.40%), 5.55%, 06/25/37(a)(c)		436	141,580
York CLO 1 Ltd., Series 2014-1A, Class CRR, (3-mo. LIBOR US + 2.10%), 7.37%, 10/22/29(a)(c)		250	245,664
Total Asset-Backed Securities — 44.6% (Cost: $1,140,457,067)			1,060,004,953
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00% (e)(f)(g)(h)		500	—
0.00% (e)(f)(g)(h)		250	—
			—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance — 0.0%
Ambac Assurance Corp., 5.10% (a)(h)	USD	58	$ 84,016
Total Corporate Bonds — 0.0% (Cost: $75,214)			84,016
Floating Rate Loan Interests(e)
Financial Services — 0.6%
Caliber Home Loans, Inc., Advances, (1-mo. SOFR US + 3.25%, 0.00% Floor), 8.41%, 07/24/25		4,000	4,004,000
Project Pearl Pasco Holdings LLC, Advance, (1-mo. CME Term SOFR + 2.86%, 0.00% Floor), 8.01%, 09/15/24		2,892	2,879,514
Sirocco Lux S.A., Facility A, (1-mo. EURIBOR US + 4.15%, 0.00% Floor), 7.14%, 02/28/26	EUR	7,048	7,739,115
			14,622,629
Real Estate Management & Development — 0.5%
MUPR 3 Assets LLC, Facility, (1-mo. SOFR US + 2.75%, 0.00% Floor), 7.80%, 03/25/24	USD	10,384	10,357,637
Total Floating Rate Loan Interests — 1.1% (Cost: $24,555,017)			24,980,266
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 17.7%
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 3.95%, 05/25/36(c)		4,584	3,168,298
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.67%, 01/25/45(a)(c)		723	468,310
Series 2015-3, Class B5, 3.54%, 04/25/45(a)(c)		832	543,556
Series 2015-4, Class B5, 3.51%, 06/25/45(a)(c)		580	354,314
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)		143	70,485
Series 2018-A, Class B, 0.00%, 04/25/58(a)		37	36,639
Series 2018-B, Class B, 0.00%, 02/26/57(a)		45	38,868
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		3	3,354
Series 2018-F, Class C, 0.00%, 11/25/58(a)		138	90,751
Series 2019-E, Class B, 4.88%, 09/25/59(a)(b)		4	4,126
Series 2019-E, Class C, 0.00%, 09/25/59(a)		717	724,165
Series 2019-G, Class A, 6.00%, 09/25/59(a)(b)		193	190,763
Series 2019-G, Class B, 4.25%, 09/25/59(a)(b)		226	208,887
Series 2019-G, Class C, 0.00%, 09/25/59(a)		518	283,122
Series 2019-H, Class C, 0.00%, 11/25/59(a)		117	107,153
Series 2020-A, Class A, 2.38%, 12/25/59(a)(b)		6,083	6,064,635
Series 2020-A, Class B, 3.50%, 12/25/59(a)(b)		999	994,478
Series 2020-A, Class C, 0.00%, 12/25/59(a)		2,349	1,470,812
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		92	90,774
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		250	236,485
Series 2020-C, Class C, 0.00%, 09/27/60(a)		785	686,563
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		507	485,442
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		350	331,079
Series 2020-D, Class C, 0.00%, 06/25/60(a)		826	739,991
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		2,887	2,695,900
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		817	747,919
Series 2021-C, Class C, 0.00%, 01/25/61(a)		2,058	2,229,167
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		7,483	6,805,484
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		1,634	1,495,164
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)		2,403	2,595,932
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		11,927	10,086,108
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		1,770	1,436,101
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		1,068	855,837
Series 2021-E, Class B3, 3.88%, 12/25/60(a)(c)		637	278,861
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		698	551,389
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)	USD	9	$ 4,110
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		18,151	16,287,296
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		1,945	1,780,275
Series 2021-F, Class C, 0.00%, 06/25/61(a)(e)		3,619	3,576,298
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		8,614	7,956,005
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		1,283	1,151,059
Series 2021-G, Class C, 0.00%, 06/25/61(a)		2,316	2,380,744
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(b)		8,466	7,905,366
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		478	398,331
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		255	208,252
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,302,175
Series 2022-A, Class C, 3.00%, 10/25/61(a)		950	1,347,649
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	221,784
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,250	955,021
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	58,579
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(b)		11,011	10,228,093
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)		376	291,065
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)		322	244,517
Series 2022-B, Class B, 3.00%, 03/27/62(a)		1,789	1,104,910
Series 2022-B, Class C, 3.00%, 03/27/62(a)(e)		1,169	1,150,680
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		241	178,522
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		1,198	847,771
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(b)		12,385	11,350,535
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(c)		515	422,672
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(c)		292	228,193
Series 2023-A, Class B, 2.50%, 07/25/62(a)(c)		1,717	1,125,098
Series 2023-A, Class C, 2.50%, 07/25/62(a)(c)		901	934,176
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(c)		884	655,712
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. LIBOR US + 0.21%), 5.36%, 10/25/46(c)		87	47,539
Series 2006-6, Class A1A, (1-mo. LIBOR US + 0.19%), 5.34%, 12/25/46(c)		4,853	4,094,053
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 4.68%, 02/25/47(c)		31	12,712
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, (1-mo. LIBOR US + 0.19%), 5.34%, 05/25/47(c)		1,322	720,168
Angel Oak Mortgage Trust, Series 2019-5, Class B1, 3.96%, 10/25/49(a)(c)		405	349,612
APS Resecuritization Trust, Series 2016-3, Class 3A, (1-mo. LIBOR US + 2.85%), 8.00%, 09/27/46(a)(c)		65	64,872
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1-mo. LIBOR US + 0.80%), 5.95%, 05/25/46(c)		521	409,955
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		304	84,780
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		312	301,974
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		872	709,945
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		11,208	9,987,648
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		1,060	948,269
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(e)		2,368	2,244,641

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)	USD	3,683	$ 3,519,853
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		7,658	7,370,699
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)		1,242	1,221,311
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(e)		2,206	1,328,441
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		31	15,359
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 3.98%, 07/26/36(a)(c)		1,259	1,187,683
Series 2011-RR5, Class 11A5, (1-mo. LIBOR US + 0.15%), 3.86%, 05/28/36(a)(c)		280	265,524
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(b)		126	76,587
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. LIBOR US + 0.28%), 5.43%, 08/25/36(c)		347	335,416
Series 2007-AR2, Class A1, (1-mo. LIBOR US + 0.17%), 5.32%, 03/25/37(c)		183	170,343
Series 2007-AR4, Class 2A1, (1-mo. LIBOR US + 0.21%), 5.36%, 06/25/37(c)		17	15,309
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,038	4,053,714
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,528	2,242,339
Series 2022-2, Class A1, 3.76%, 03/25/67(a)(c)		8,327	7,682,044
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		637	621,021
CIM Trust
Series 2019-J2, Class B4, 3.77%, 10/25/49(a)(c)		887	642,779
Series 2023-I2, Class A2, 6.85%, 12/01/67(a)		1,000	994,566
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,934	1,605,609
Series 2008-2, Class 1A1, 6.50%, 06/25/38		284	220,403
Citigroup Mortgage Loan Trust
Series 2014-C, Class B2, 4.25%, 02/25/54(a)		317	282,432
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)		1,531	1,437,146
Series 2022-A, Class A1, 6.17%, 09/25/62(a)(b)		6,911	6,784,144
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,677	1,520,638
COLT Mortgage Loan Trust, Series 2020-2, Class M1, 5.25%, 03/25/65(a)(c)		761	725,253
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. LIBOR US + 0.35%), 5.42%, 06/25/35(c)		1,094	891,948
Series 2005-51, Class 3A3A, (1-mo. LIBOR US + 0.64%), 5.80%, 11/20/35(c)		411	352,035
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 4.98%, 02/25/36(c)		395	359,318
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,000	520,090
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,795	1,366,557
Series 2006-OC10, Class 2A3, (1-mo. LIBOR US + 0.46%), 5.61%, 11/25/36(c)		468	403,703
Series 2006-OC7, Class 2A3, (1-mo. LIBOR US + 0.50%), 5.65%, 07/25/46(c)		3,093	2,719,447
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,134	555,108
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37	USD	166	$ 86,244
Series 2007-OA2, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 0.84%), 4.82%, 03/25/47(c)		173	145,871
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 3A9, (1-mo. LIBOR US + 1.40%), 6.00%, 08/25/35(c)		2,556	1,736,411
Series 2007-15, Class 2A2, 6.50%, 09/25/37		629	269,929
Series 2007-HYB1, Class 3A1, 4.09%, 03/25/37(c)		1,349	1,174,390
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	16,384
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(c)		8,400	6,531,355
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		4,215	3,886,394
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		378	220,405
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)		1,876	1,187,300
Series 2014-9R, Class 9A1, (1-mo. LIBOR US + 0.12%), 5.26%, 08/27/36(a)(c)		88	66,590
Series 2014-SAF1, Class B5, 3.84%, 03/25/44(a)(c)		1,578	1,158,680
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(c)		3,299	2,131,728
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(a)(c)		5,126	4,336,643
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(c)		150	113,219
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(c)		1,620	1,299,138
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(c)		3,671	2,279,344
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		16	13,284
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.34%, 01/25/50(a)(c)		1,345	1,213,264
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(c)		2,533	2,148,552
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		3,717	3,625,774
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 5.98%, 03/25/36(c)		15	14,257
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(c)		292	270,417
Series 2020-PJ2, Class B4, 3.56%, 07/25/50(a)(c)		1,065	830,010
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1-mo. LIBOR US + 0.40%), 5.55%, 06/25/34(a)(c)		3,144	2,753,042
Series 2005-RP2, Class 1AF, (1-mo. LIBOR US + 0.35%), 5.50%, 03/25/35(a)(c)		53	46,256
Series 2005-RP3, Class 2A1, 3.76%, 09/25/35(a)(c)		3,078	2,813,774
Series 2006-RP1, Class 1AF1, (1-mo. LIBOR US + 0.35%), 5.50%, 01/25/36(a)(c)		45	36,179

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSMPS Mortgage Loan Trust
Series 2006-RP2, Class 2A1, 3.95%, 04/25/36(a)(c)	USD	2,322	$ 1,971,740
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 4.41%, 04/25/36(c)		1,750	1,151,802
Homeward Opportunities Fund I Trust
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(c)		3,640	3,272,210
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		3,662	3,527,755
Impac Secured Assets Trust, Series 2006-2, Class 1A2B, (1 mo. LIBOR US + 0.34%), 5.49%, 08/25/36(c)		1,844	1,748,556
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1-mo. LIBOR US + 0.40%), 5.55%, 10/25/36(c)		202	173,272
Series 2007-AR19, Class 3A1, 3.38%, 09/25/37(c)		631	408,918
Series 2007-FLX5, Class 2A2, (1-mo. LIBOR US + 0.24%), 5.39%, 08/25/37(c)		2,657	2,208,153
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(b)		4,202	3,534,524
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 4.70%, 07/25/35(c)		327	296,506
Series 2020-5, Class B3, 3.58%, 12/25/50(a)(c)		3,742	2,973,786
Series 2021-INV5, Class A2A, 2.50%, 12/25/51(a)(c)		17,077	13,707,489
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		15,814	13,560,190
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		6,218	4,109,741
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,795	2,977,151
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		891	672,861
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,239	871,202
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		658	432,456
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		271	175,628
Series 2021-INV7, Class B6, 3.02%, 02/25/52(a)(c)		891	372,148
Legacy Mortgage Asset Trust, Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(b)		96	95,426
Lehman XS Trust, Series 2007-20N, Class A1, (1-mo. LIBOR US + 2.30%), 7.45%, 12/25/37(c)		25	25,201
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)		901	779,862
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 08/25/28(e)		1,032	665,277
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(e)		1,521	1,458,744
MFA Trust, Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(c)		700	514,536
MFRA Trust, Series 2022-CHM1, Class A1, 3.88%, 09/25/56(a)(b)		6,542	6,079,084
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)(b)		4,851	4,779,790
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 6.51%, 06/25/44(a)(c)		198	191,993
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. LIBOR US + 0.34%), 5.51%, 04/16/36(a)(c)	USD	195	$ 184,869
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,312	1,236,188
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(b)		331	316,060
Series 2007-2, Class A4, (1-mo. LIBOR US + 0.42%), 5.57%, 06/25/37(c)		605	527,854
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(c)		5,804	5,718,484
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)		164	156,344
Preston Ridge Partners Mortgage LLC
Series 2021-4, Class A1, 1.87%, 04/25/26(a)(b)		3,371	3,104,527
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		4,589	4,346,706
Series 2023-1, Class A1, 6.88%, 02/25/28(a)(c)		4,971	4,939,999
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,190	973,980
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		513	476,597
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		7,633	7,425,440
RALI Trust
Series 2005-QA10, Class A21, 4.22%, 09/25/35(c)		5,245	2,247,916
Series 2006-QO1, Class 3A1, (1-mo. LIBOR US + 0.54%), 5.69%, 02/25/46(c)		1,890	1,000,737
Series 2006-QO10, Class A1, (1-mo. LIBOR US + 0.32%), 5.47%, 01/25/37(c)		1,779	1,531,540
Series 2007-QH3, Class A1, (1-mo. LIBOR US + 0.32%), 5.47%, 04/25/37(c)		5,003	4,432,407
RCKT Mortgage Trust, Series 2020-1, Class B4, 3.47%, 02/25/50(a)(c)		935	740,114
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		12,710	11,937,583
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, (1 mo. LIBOR US + 0.36%), 5.51%, 03/25/35(a)(c)		1,555	1,381,717
Series 2005-R2, Class 1AF1, (1-mo. LIBOR US + 0.34%), 5.49%, 06/25/35(a)(c)		309	281,349
Series 2005-R3, Class AF, (1-mo. LIBOR US + 0.40%), 5.55%, 09/25/35(a)(c)		466	399,513
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.66%, 09/25/59(a)(c)		2,900	2,428,665
RFMSI Series Trust
Series 2005-SA4, Class 2A1, 4.34%, 09/25/35(c)		1,954	1,258,411
Series 2006-SA2, Class 2A1, 5.22%, 08/25/36(c)		447	311,526
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,379	2,781,393
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(e)		1,133	647,370
Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(a)(c)		1,123	1,085,019
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		773	751,609

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(c)	USD	2,820	$ 2,419,601
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	204,451
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,199,217
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(c)		648	480,325
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1-mo. LIBOR US + 0.42%), 5.57%, 05/25/46(c)		29	19,213
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1-mo. LIBOR US + 0.35%), 5.50%, 06/25/35(a)(c)		746	681,321
Series 2005-RF5, Class 2A, 3.83%, 07/25/35(a)(c)		1,867	1,741,135
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,313	2,540,937
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,270	719,626
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 3.24%, 06/25/46(c)		1,034	704,035
Toorak Mortgage Corp., Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(c)		3,755	2,555,255
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		2	2,207
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/59(a)(c)		800	658,396
Series 2020-4, Class B1, 5.05%, 05/25/65(a)(c)		2,600	2,325,076
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(c)		3,000	1,923,710
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	2,554,561
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(c)		265	186,292
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,507	966,874
Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		100	70,778
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		138	122,165
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		170	145,350
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A6, (1-mo. LIBOR US + 0.55%), 5.50%, 11/25/35(c)		389	265,378
Series 2005-9, Class 5A9, 5.50%, 11/25/35		160	121,935
Series 2006-4, Class 1A1, 6.00%, 04/25/36		146	130,606
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		97	81,031
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		4,285	1,816,300
Series 2006-AR1, Class A1A, (1-mo. LIBOR US + 0.50%), 5.65%, 02/25/36(c)		1,226	1,038,436
Series 2006-AR5, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.99%), 4.97%, 06/25/46(c)		152	133,525
Series 2007-HY1, Class A2A, (1-mo. LIBOR US + 0.32%), 5.47%, 02/25/37(c)		525	396,318
Series 2007-OA1, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.71%), 4.69%, 12/25/46(c)		2,544	2,122,469
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.23%, 04/25/47(c)		625	525,036
Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 0.80%), 4.77%, 05/25/47(c)		2,048	1,753,743
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 4.73%, 06/25/47(c)	USD	491	$ 398,904
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 4.48%, 10/25/36(c)		915	847,385
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 8.22%, 07/25/59(a)(c)		9,587	8,974,848
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.77%, 07/25/59(a)(c)		9,643	8,610,553
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 3.98%, 11/20/44(a)(c)		923	822,861
			419,953,392
Commercial Mortgage-Backed Securities — 24.5%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,443,759
Series 2017-245P, Class C, 3.78%, 06/05/37(a)(c)		3,000	2,462,411
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(c)		1,151	795,328
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. LIBOR US + 0.88%), 6.06%, 09/15/34(a)(c)		5,000	4,848,228
Series 2017-280P, Class E, (1-mo. LIBOR US + 2.12%), 7.30%, 09/15/34(a)(c)		1,432	1,225,207
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 7.32%, 02/19/38(a)(c)		3,250	3,243,664
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(c)		6,867	6,221,475
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		3,394	2,777,708
AREIT LLC, Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 7.33%, 06/17/39(a)(c)		3,080	3,073,363
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. LIBOR US + 2.23%), 7.42%, 04/15/35(a)(c)		1,128	1,082,880
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, (1-mo. LIBOR US + 1.05%), 6.24%, 09/15/32(a)(c)		2,000	1,987,361
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.48%, 09/15/48(c)		314	280,592
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)		1,114	940,644
Series 2017-SCH, Class AL, (1-mo. LIBOR US + 0.90%), 6.09%, 11/15/32(a)(c)		2,470	2,084,503
Series 2017-SCH, Class DL, (1-mo. LIBOR US + 2.00%), 7.19%, 11/15/32(a)(c)		1,090	965,514
Series 2018-DSNY, Class D, (1-mo. LIBOR US + 1.70%), 6.89%, 09/15/34(a)(c)		227	224,268
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,595,152
Series 2020-BN28, Class A4, 1.84%, 03/15/63		4,200	3,323,509
Series 2021-BN35, Class A5, 2.29%, 06/15/64		744	597,085

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1-mo. LIBOR US + 0.41%), 5.56%, 04/25/36(a)(c)	USD	6,292	$ 5,664,468
Series 2006-1A, Class A2, (1-mo. LIBOR US + 0.54%), 5.69%, 04/25/36(a)(c)		14	12,711
Series 2006-4A, Class A2, (1-mo. LIBOR US + 0.41%), 5.56%, 12/25/36(a)(c)		1,340	1,232,161
Series 2006-SP2, Class A, (1-mo. LIBOR US + 0.42%), 5.57%, 01/25/37(a)(c)		1,362	1,247,367
Series 2007-1, Class A2, (1-mo. LIBOR US + 0.41%), 5.56%, 03/25/37(a)(c)		6,357	5,701,970
Series 2007-2A, Class A1, (1-mo. LIBOR US + 0.27%), 5.42%, 07/25/37(a)(c)		31	27,389
Series 2007-4A, Class A1, (1-mo. LIBOR US + 0.45%), 5.83%, 09/25/37(a)(c)		5,511	5,037,192
Series 2007-6A, Class A4A, (1-mo. LIBOR US + 1.50%), 6.65%, 12/25/37(a)(c)		3,738	3,171,842
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(c)		1,000	667,420
Series 2018-TALL, Class A, (1-mo. LIBOR US + 0.87%), 6.07%, 03/15/37(a)(c)		5,000	4,502,750
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		315	287,720
BDS LLC, Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 7.23%, 08/19/38(a)(c)		1,870	1,858,503
Beast Mortgage Trust
Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.01%, 04/15/36(a)(c)		1,815	1,747,206
Series 2021-SSCP, Class B, (1-mo. CME Term SOFR + 1.21%), 6.36%, 04/15/36(a)(c)		278	265,212
Series 2021-SSCP, Class C, (1-mo. CME Term SOFR + 1.46%), 6.61%, 04/15/36(a)(c)		337	321,146
Series 2021-SSCP, Class D, (1-mo. CME Term SOFR + 1.71%), 6.86%, 04/15/36(a)(c)		324	305,687
Series 2021-SSCP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.36%, 04/15/36(a)(c)		278	259,295
Series 2021-SSCP, Class F, (1-mo. CME Term SOFR + 3.01%), 8.16%, 04/15/36(a)(c)		262	247,145
Series 2021-SSCP, Class G, (1-mo. CME Term SOFR + 3.91%), 9.06%, 04/15/36(a)(c)		293	276,250
Series 2021-SSCP, Class H, (1-mo. CME Term SOFR + 5.02%), 10.16%, 04/15/36(a)(c)		216	203,599
Benchmark Mortgage Trust
Series 2019-B15, Class A5, 2.93%, 12/15/72		4,747	3,985,033
Series 2021-B29, Class A5, 2.39%, 09/15/54		652	523,242
BFLD Trust, Series 2020-EYP, Class E, (1-mo. LIBOR US + 3.70%), 8.89%, 10/15/35(a)(c)		1,353	480,543
BHMS
Series 2018-ATLS, Class A, (1-mo. LIBOR US + 1.25%), 6.44%, 07/15/35(a)(c)		2,850	2,778,459
Series 2018-ATLS, Class C, (1-mo. LIBOR US + 1.90%), 7.09%, 07/15/35(a)(c)		2,600	2,438,283
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.84%, 03/15/40(a)(c)		2,114	2,082,478
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-mo. CME Term SOFR + 1.77%), 6.92%, 05/15/39(a)(c)		1,540	1,528,423
BPR Trust
Series 2021-TY, Class E, (1-mo. LIBOR US + 3.60%), 8.79%, 09/15/38(a)(c)		3,138	2,892,714
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BPR Trust
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 8.15%, 05/15/39(a)(c)	USD	770	$ 763,225
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,696	1,570,354
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		250	227,462
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1-mo. CME Term SOFR + 1.03%), 6.18%, 10/15/36(a)(c)		6,022	5,984,890
Series 2019-XL, Class D, (1-mo. CME Term SOFR + 1.56%), 6.71%, 10/15/36(a)(c)		2,550	2,519,408
Series 2019-XL, Class G, (1-mo. CME Term SOFR + 2.41%), 7.56%, 10/15/36(a)(c)		4,250	4,169,505
Series 2019-XL, Class J, (1-mo. CME Term SOFR + 2.76%), 7.91%, 10/15/36(a)(c)		4,978	4,808,646
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(c)		2,204	1,798,057
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(c)		3,576	3,001,589
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		353	291,184
Series 2020-VIVA, Class D, 3.67%, 03/11/44(a)(c)		3,000	2,389,616
Series 2020-VKNG, Class F, (1-mo. CME Term SOFR + 2.86%), 8.01%, 10/15/37(a)(c)		1,400	1,341,501
Series 2021-CIP, Class A, (1-mo. LIBOR US + 0.92%), 6.11%, 12/15/38(a)(c)		326	317,821
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 6.17%, 02/15/33(a)(c)		1,061	1,030,786
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 7.41%, 02/15/33(a)(c)		622	609,302
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 9.51%, 02/15/33(a)(c)		411	401,108
Series 2021-SOAR, Class A, (1-mo. LIBOR US + 0.67%), 5.86%, 06/15/38(a)(c)		3,393	3,303,233
Series 2021-SOAR, Class G, (1-mo. LIBOR US + 2.80%), 7.99%, 06/15/38(a)(c)		2,813	2,660,818
Series 2021-VINO, Class A, (1-mo. LIBOR US + 0.65%), 5.85%, 05/15/38(a)(c)		5,181	5,047,264
Series 2021-VINO, Class F, (1-mo. LIBOR US + 2.80%), 8.00%, 05/15/38(a)(c)		5,836	5,499,054
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(c)		1,522	1,260,639
Series 2021-XL2, Class F, (1-mo. LIBOR US + 2.24%), 7.44%, 10/15/38(a)(c)		4,692	4,444,755
Series 2022-CSMO, Class C, (1-mo. CME Term SOFR + 3.89%), 9.04%, 06/15/27(a)(c)		1,080	1,073,229
BX Trust
Series 2019-CALM, Class E, (1-mo. CME Term SOFR + 2.11%), 7.26%, 11/15/32(a)(c)		2,100	2,046,341
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		4,757	4,065,147
Series 2021-ARIA, Class A, (1-mo. LIBOR US + 0.90%), 6.09%, 10/15/36(a)(c)		2,465	2,388,414
Series 2021-ARIA, Class C, (1-mo. LIBOR US + 1.65%), 6.84%, 10/15/36(a)(c)		150	144,075
Series 2021-ARIA, Class D, (1-mo. LIBOR US + 1.90%), 7.09%, 10/15/36(a)(c)		1,249	1,192,593
Series 2021-ARIA, Class G, (1-mo. LIBOR US + 3.14%), 8.34%, 10/15/36(a)(c)		1,908	1,758,371
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 6.06%, 02/15/36(a)(c)		3,536	3,427,400
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.06%, 02/15/36(a)(c)		751	727,082

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-MFM1, Class A, (1-mo. CME Term SOFR + 0.81%), 5.96%, 01/15/34(a)(c)	USD	669	$ 656,656
Series 2021-MFM1, Class G, (1-mo. CME Term SOFR + 4.01%), 9.16%, 01/15/34(a)(c)		678	636,146
Series 2021-SDMF, Class A, (1-mo. LIBOR US + 0.59%), 5.78%, 09/15/34(a)(c)		547	527,782
Series 2021-SDMF, Class E, (1-mo. LIBOR US + 1.59%), 6.78%, 09/15/34(a)(c)		3,980	3,740,322
Series 2021-VIEW, Class E, (1-mo. LIBOR US + 3.60%), 8.79%, 06/15/36(a)(c)		3,716	3,345,011
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.31%, 10/15/39(a)(c)		12,240	12,220,810
Series 2022-GPA, Class D, (1-mo. CME Term SOFR + 4.06%), 9.21%, 10/15/39(a)(c)		1,200	1,187,966
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 6.15%, 01/15/39(a)(c)		1,862	1,816,459
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 7.15%, 01/15/39(a)(c)		2,150	2,069,108
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 6.00%, 01/15/39(a)(c)		961	933,880
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 6.43%, 01/15/39(a)(c)		397	386,046
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.69%, 05/15/38(a)(c)		4,700	4,688,212
BXP Trust
Series 2017-GM, Class B, 3.54%, 06/13/39(a)(c)		265	231,183
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(c)		1,120	672,732
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1-mo. LIBOR US + 1.75%), 6.94%, 12/15/37(a)(c)		1,000	982,383
Series 2019-LIFE, Class E, (1-mo. LIBOR US + 2.15%), 7.34%, 12/15/37(a)(c)		1,437	1,400,854
CD Mortgage Trust, Series 2016-CD1, Class A3, 2.46%, 08/10/49		4,339	3,960,273
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 5.00%, 05/10/58(c)		130	115,452
CFK Trust
Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(c)		2,500	2,147,335
Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(c)		2,600	2,148,022
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.64%, 05/10/35(a)(c)		100	87,536
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,446,644
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,516,395
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)(c)		3,000	2,974,705
Series 2019-SMRT, Class A, 4.15%, 01/10/36(a)		2,000	1,986,472
Series 2019-SMRT, Class D, 4.90%, 01/10/36(a)(c)		3,000	2,983,753
Cold Storage Trust
Series 2020-ICE5, Class A, (1-mo. LIBOR US + 0.90%), 6.09%, 11/15/37(a)(c)		10,506	10,327,962
Series 2020-ICE5, Class E, (1-mo. LIBOR US + 2.77%), 7.96%, 11/15/37(a)(c)		1,966	1,926,455
Commercial Mortgage Trust
Series 2015-CR23, Class A4, 3.50%, 05/10/48		2,000	1,896,136
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,335,859
Series 2015-LC19, Class B, 3.83%, 02/10/48(c)		296	266,132
Series 2015-PC1, Class B, 4.43%, 07/10/50(c)		3,175	2,882,695
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)	USD	500	$ 384,367
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, (1-mo. LIBOR US + 0.98%), 6.17%, 05/15/36(a)(c)		11,964	11,904,509
Series 2019-ICE4, Class B, (1-mo. LIBOR US + 1.23%), 6.42%, 05/15/36(a)(c)		3,008	2,986,862
Series 2019-ICE4, Class E, (1-mo. LIBOR US + 2.15%), 7.34%, 05/15/36(a)(c)		6,315	6,181,489
Series 2019-ICE4, Class F, (1-mo. LIBOR US + 2.65%), 7.84%, 05/15/36(a)(c)		8,875	8,670,060
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1-mo. LIBOR US + 0.95%), 6.14%, 12/15/30(a)(c)		240	229,203
Series 2020-FACT, Class E, (1-mo. LIBOR US + 4.86%), 10.06%, 10/15/37(a)(c)		1,564	1,396,161
Series 2021-980M, Class D, 3.65%, 07/15/31(a)(c)		3,364	2,524,576
Series 2021-980M, Class E, 3.65%, 07/15/31(a)(c)		2,195	1,570,302
Series 2021-BHAR, Class A, (1-mo. LIBOR US + 1.15%), 6.34%, 11/15/38(a)(c)		4,487	4,391,308
Series 2021-BHAR, Class B, (1-mo. LIBOR US + 1.50%), 6.69%, 11/15/38(a)(c)		649	632,155
Series 2021-BHAR, Class C, (1-mo. LIBOR US + 2.00%), 7.19%, 11/15/38(a)(c)		1,095	1,066,922
Series 2021-BHAR, Class E, (1-mo. LIBOR US + 3.50%), 8.69%, 11/15/38(a)(c)		633	614,342
Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 8.29%, 09/09/24(a)(c)		3,659	3,655,160
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A4, 4.42%, 11/15/51(c)		4,219	3,958,632
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		802	630,022
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1-mo. LIBOR US + 0.80%), 6.04%, 06/15/33(a)(c)		5,000	4,647,865
Series 2018-BIOD, Class A, (1-mo. LIBOR US + 0.80%), 6.25%, 05/15/35(a)(c)		5,242	5,192,768
Series 2018-BIOD, Class D, (1-mo. LIBOR US + 1.30%), 6.74%, 05/15/35(a)(c)		3,198	3,125,717
Series 2018-BIOD, Class F, (1-mo. LIBOR US + 2.00%), 7.44%, 05/15/35(a)(c)		3,052	2,938,667
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)		990	784,662
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)		1,094	803,420
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. LIBOR US + 3.12%), 8.31%, 11/15/38(a)(c)		6,602	6,088,807
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. LIBOR US + 2.25%), 7.44%, 07/15/38(a)(c)		4,812	4,676,070
Series 2021-ESH, Class E, (1-mo. LIBOR US + 2.85%), 8.04%, 07/15/38(a)(c)		3,363	3,260,035
Series 2021-ESH, Class F, (1-mo. LIBOR US + 3.70%), 8.89%, 07/15/38(a)(c)		1,757	1,668,954
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)		2,150	2,002,886
Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(c)		4,100	3,376,971

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(c)	USD	2,905	$ 2,546,207
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 7.99%, 10/19/39(a)(c)		2,976	2,977,660
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)		4,100	3,800,474
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.56%, 07/10/48(c)		881	784,530
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,827,834
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,222,333
Series 2019-GSA1, Class C, 3.93%, 11/10/52(c)		2,530	1,915,675
Series 2021-DM, Class A, (1-mo. LIBOR US + 0.89%), 6.08%, 11/15/36(a)(c)		2,421	2,362,535
Series 2021-DM, Class F, (1-mo. LIBOR US + 3.44%), 8.63%, 11/15/36(a)(c)		313	294,942
Series 2022-AGSS, Class A, (1-mo. CME Term SOFR + 2.69%), 7.84%, 11/15/27(a)(c)		3,480	3,464,825
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.34%, 08/15/39(a)(c)		3,170	3,170,990
Series 2022-SHIP, Class A, (1-mo. CME Term SOFR + 0.73%), 5.88%, 08/15/36(a)(c)		3,838	3,811,628
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.24%, 03/15/28(a)(c)		2,080	2,046,118
Harvest Commercial Capital Loan Trust, Series 2020-1, Class M4, 5.96%, 04/25/52(a)(c)		669	601,880
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 7.54%, 07/15/24(a)(c)		699	698,110
HONO Mortgage Trust
Series 2021-LULU, Class E, (1-mo. LIBOR US + 3.35%), 8.54%, 10/15/36(a)(c)		1,382	1,260,489
Series 2021-LULU, Class F, (1-mo. LIBOR US + 4.40%), 9.59%, 10/15/36(a)(c)		1,629	1,474,974
Houston Galleria Mall Trust, Series 2015-HGLR, Class D, 3.98%, 03/05/37(a)		578	505,740
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(c)		712	467,219
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.39%, 10/15/39(a)(c)		6,059	6,040,077
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 7.64%, 08/15/39(a)(c)		3,483	3,482,996
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.29%, 12/15/48(a)(c)		1,190	904,329
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/52		1,968	1,653,672
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.88%, 01/15/49(c)		315	262,326
Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,322,136
Series 2018-PHH, Class A, (1-mo. LIBOR US + 1.21%), 6.40%, 06/15/35(a)(c)		2,907	2,695,254
Series 2020-609M, Class D, (1-mo. LIBOR US + 2.77%), 7.96%, 10/15/33(a)(c)		700	585,388
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.91%), 6.06%, 04/15/38(a)(c)		277	272,329
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.56%), 7.71%, 04/15/38(a)(c)		2,528	2,427,178
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2021-NYAH, Class A, (1-mo. LIBOR US + 0.76%), 5.95%, 06/15/38(a)(c)	USD	1,760	$ 1,706,940
Series 2022-CGSS, Class A, (1-mo. CME Term SOFR + 2.47%), 7.62%, 12/15/36(a)(c)		5,619	5,611,696
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 8.69%, 04/15/37(a)(c)		3,426	2,966,279
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.33%, 09/15/39(a)(c)		5,605	5,606,691
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(c)		2,481	1,796,749
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1-mo. LIBOR US + 1.95%), 7.14%, 05/15/36(a)(c)		366	360,077
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-1A, Class 1A, (1-mo. LIBOR US + 0.25%), 5.40%, 03/25/37(a)(c)		11	11,161
Series 2007-2A, Class M1, (1-mo. LIBOR US + 0.40%), 5.55%, 06/25/37(a)(c)		504	495,935
Series 2007-3A, Class M2, (1-mo. LIBOR US + 2.00%), 7.15%, 10/25/37(a)(c)		3,340	2,590,259
Life Mortgage Trust, Series 2021-BMR, Class A, (1-mo. CME Term SOFR + 0.81%), 5.96%, 03/15/38(a)(c)		1,946	1,896,177
LUXE Trust, Series 2021-TRIP, Class E, (1-mo. LIBOR US + 2.75%), 7.94%, 10/15/38(a)(c)		654	628,766
Med Trust
Series 2021-MDLN, Class F, (1-mo. LIBOR US + 4.00%), 9.19%, 11/15/38(a)(c)		2,190	2,065,922
Series 2021-MDLN, Class G, (1-mo. LIBOR US + 5.25%), 10.44%, 11/15/38(a)(c)		13,931	13,042,939
MF1, Series 2021-W10, Class G, (1-mo. CME Term SOFR + 4.22%), 9.37%, 12/15/34(a)(c)		560	520,401
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 6.06%, 04/15/38(a)(c)		2,300	2,257,459
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 7.86%, 04/15/38(a)(c)		453	439,587
Series 2021-MHC2, Class A, (1-mo. LIBOR US + 0.85%), 6.11%, 05/15/38(a)(c)		5,000	4,902,705
MHP
Series 2021-STOR, Class G, (1-mo. LIBOR US + 2.75%), 7.94%, 07/15/38(a)(c)		2,146	2,027,536
Series 2021-STOR, Class J, (1-mo. LIBOR US + 3.95%), 9.14%, 07/15/38(a)(c)		1,917	1,806,291
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/28(a)		3,058	3,048,828
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.28%, 07/15/50(a)(c)		233	191,769
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,373,604
Series 2015-C26, Class C, 4.51%, 10/15/48(c)		1,000	858,026
Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	990,318
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		2,000	1,896,739
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,010,011
Series 2017-H1, Class C, 4.28%, 06/15/50(c)		322	253,589
Series 2017-HR2, Class D, 2.73%, 12/15/50		160	97,595
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)		2,184	1,431,099

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2018-SUN, Class D, (1-mo. LIBOR US + 1.65%), 6.84%, 07/15/35(a)(c)	USD	1,000	$ 979,841
Series 2018-SUN, Class F, (1-mo. LIBOR US + 2.55%), 7.74%, 07/15/35(a)(c)		22	21,418
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,634,322
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	3,865,276
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	1,807,224
MSCG Trust, Series 2018-SELF, Class E, (1-mo. LIBOR US + 2.15%), 7.34%, 10/15/37(a)(c)		4,365	4,209,586
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 6.54%, 03/15/39(a)(c)		3,720	3,650,223
Series 2022-LPFL, Class F, (1-mo. CME Term SOFR + 5.29%), 10.43%, 03/15/39(a)(c)		829	769,045
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class A, 3.86%, 04/10/37(a)		1,850	1,564,198
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		2,920	2,540,793
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(c)		1,080	666,898
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)		498	288,612
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,408	1,143,119
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1-mo. LIBOR US + 3.35%), 8.54%, 07/15/38(a)(c)		1,824	1,588,696
Series 2021-MF, Class G, (1-mo. LIBOR US + 4.35%), 9.54%, 07/15/38(a)(c)		1,967	1,683,481
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 7.64%, 10/25/39(a)(c)		5,718	5,714,614
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 7.56%, 06/25/37(a)(c)		1,266	1,266,279
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 7.46%, 10/25/39(a)(c)		3,300	3,286,594
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 7.34%, 01/19/37(a)(c)		6,154	6,038,974
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		2,000	1,680,345
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(c)		2,000	1,505,747
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		3,500	2,805,054
SMRT
Series 2022-MINI, Class A, (1-mo. CME Term SOFR + 1.00%), 6.15%, 01/15/39(a)(c)		972	941,522
Series 2022-MINI, Class E, (1-mo. CME Term SOFR + 2.70%), 7.85%, 01/15/39(a)(c)		847	797,966
SREIT Trust
Series 2021-MFP, Class F, (1-mo. LIBOR US + 2.62%), 7.82%, 11/15/38(a)(c)		2,960	2,822,629
Series 2021-MFP2, Class A, (1-mo. LIBOR US + 0.82%), 6.02%, 11/15/36(a)(c)		1,079	1,051,251
Series 2021-MFP2, Class F, (1-mo. LIBOR US + 2.62%), 7.81%, 11/15/36(a)(c)		2,226	2,119,901
Series 2021-PALM, Class A, (1-mo. LIBOR US + 0.59%), 5.78%, 10/15/34(a)(c)		838	809,350
STWD Trust
Series 2021-FLWR, Class B, (1-mo. LIBOR US + 0.93%), 6.12%, 07/15/36(a)(c)		7,000	6,789,152
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
STWD Trust
Series 2021-FLWR, Class E, (1-mo. LIBOR US + 1.92%), 7.12%, 07/15/36(a)(c)	USD	1,738	$ 1,642,037
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.33%, 05/15/37(a)(c)		5,962	5,790,629
TTAN, Series 2021-MHC, Class A, (1-mo. LIBOR US + 0.85%), 6.04%, 03/15/38(a)(c)		1,749	1,709,771
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(c)		1,067	799,381
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(c)		173	145,050
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(c)		1,462	1,262,614
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(c)		660	562,289
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(c)		1,644	1,377,173
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(c)		2,129	1,442,193
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(c)		2,586	2,036,577
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		7,719	6,376,871
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,250	886,905
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(c)		5,480	4,015,828
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		1,087	1,012,381
Series 2022-4, Class M3, 7.54%, 08/25/52(a)(c)		1,087	927,235
Series 2023-2, Class A, 6.22%, 05/25/53(a)(c)		1,013	990,344
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		2,000	1,742,924
Series 2017-C41, Class B, 4.19%, 11/15/50(c)		1,160	958,033
Series 2017-C42, Class B, 4.00%, 12/15/50(c)		500	414,865
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(c)		3,155	2,676,894
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,501,963
Series 2019-C49, Class A5, 4.02%, 03/15/52		2,796	2,585,750
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	2,691,794
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	853,938
Series 2020-SDAL, Class D, (1-mo. LIBOR US + 2.09%), 7.28%, 02/15/37(a)(c)		1,000	949,208
Series 2020-SDAL, Class E, (1-mo. LIBOR US + 2.74%), 7.93%, 02/15/37(a)(c)		1,600	1,482,044
Series 2021-C59, Class A4, 2.34%, 04/15/54		5,000	4,043,935
Series 2021-C60, Class A4, 2.34%, 08/15/54		3,000	2,408,327
Series 2021-FCMT, Class A, (1-mo. LIBOR US + 1.20%), 6.39%, 05/15/31(a)(c)(e)		4,660	4,443,037
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 7.94%, 11/15/27(a)(c)		3,829	3,824,170
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 8.58%, 11/15/27(a)(c)		1,435	1,429,593
			582,832,855
Interest Only Collateralized Mortgage Obligations — 0.2%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)		9,082	380,554
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		32,775	797,582
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		20,023	443,521
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		7,873	327,623
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,569	86,849

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)	USD	64,240	$ 846,362
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.05%, 02/25/38(a)(c)		9,802	2,336,491
			5,218,982
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(a)(c)		95,950	432
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(a)(c)		56,050	73
BANK
Series 2019-BN22, Class XA, 0.71%, 11/15/62(c)		38,606	1,163,114
Series 2019-BN22, Class XB, 0.24%, 11/15/62(c)		85,561	792,800
Series 2020-BN28, Class XB, 1.09%, 03/15/63(c)		29,820	1,702,468
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.39%, 02/15/50(a)(c)		10,000	384,603
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(c)		12,500	97,789
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.16%, 08/15/52(c)		36,930	1,399,829
Series 2019-B9, Class XA, 1.19%, 03/15/52(c)		15,387	669,617
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)		17,599	462,083
Series 2020-B19, Class XA, 1.88%, 09/15/53(c)		23,844	1,723,391
Series 2021-B23, Class XA, 1.38%, 02/15/54(c)		18,320	1,183,144
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(c)		8,130	430,055
BX Trust, Series 2022-GPA, Class XCP, 1.03%, 10/15/39(a)(c)		65,811	85,712
CFK Trust, Series 2019-FAX, Class XA, 0.35%, 01/15/39(a)(c)		62,648	798,276
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.67%, 01/10/36(a)(c)		80,300	123,574
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.75%, 08/15/57(c)		40,390	1,080,441
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.71%, 06/15/52(c)		9,676	647,956
Series 2019-C17, Class XA, 1.49%, 09/15/52(c)		3,937	214,398
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		11,214	352,718
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(c)		144,016	639,517
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		8,570	174,269
Series 2017-C5, Class XB, 0.42%, 03/15/50(c)		30,000	340,428
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		17,400	339,422
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.95%, 03/10/50(a)(c)		8,955	156,073
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.33%, 12/15/47(a)(c)		220	3,659
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.31%, 06/15/50(a)(c)	USD	8,625	$ 585,977
Series 2019-L2, Class XA, 1.17%, 03/15/52(c)		11,006	472,780
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)		28,100	374,227
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)		110,000	3,146
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(c)		22,000	57,317
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.61%, 10/15/52(c)		8,950	589,397
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.63%, 04/15/50(c)		7,000	56,827
Series 2016-BNK1, Class XD, 1.39%, 08/15/49(a)(c)		1,000	31,672
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.15%, 08/15/47(c)		6,865	62,925
			17,200,109
Total Non-Agency Mortgage-Backed Securities — 43.1% (Cost: $1,127,249,671)			1,025,205,338
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Fannie Mae, Series 2017-C07, Class 1B1, (1-mo. LIBOR US + 4.00%), 9.15%, 05/25/30(c)		2,000	2,130,222
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K116, Class X1, 1.53%, 07/25/30(c)		23,868	1,816,108
Series KL05, Class X1P, 1.02%, 06/25/29(c)		12,845	584,770
Ginnie Mae
Series 2016-36, Class IO, 0.68%, 08/16/57(c)		2,912	83,618
Series 2017-24, Class IO, 0.75%, 12/16/56(c)		11,930	379,730
			2,864,226
Mortgage-Backed Securities — 0.8%
Uniform Mortgage-Backed Securities, 2.50%, 07/01/53(i)		22,139	18,771,310
Total U.S. Government Sponsored Agency Securities — 1.0% (Cost: $25,123,898)			23,765,758
Total Long-Term Investments — 89.8% (Cost: $2,317,460,867)			2,134,040,331
	Shares
Short-Term Securities
Money Market Funds — 11.1%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.96%(j)	264,596,076	264,596,076
Total Short-Term Securities — 11.1% (Cost: $264,596,076)		264,596,076
Total Investments Before TBA Sale Commitments — 100.9% (Cost: $2,582,056,943)		2,398,636,407

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
TBA Sale Commitments(i)
Mortgage-Backed Securities — (1.7)%
Uniform Mortgage-Backed Securities
2.00%, 07/01/53	USD	(4,579)	$ (3,733,718)
2.50%, 07/01/53		(44,278)	(37,570,293)
Total TBA Sale Commitments — (1.7)% (Proceeds: $(41,391,919))			(41,304,011)
Total Investments Net of TBA Sale Commitments — 99.2% (Cost: $2,540,665,024)			2,357,332,396
Other Assets Less Liabilities — 0.8%			19,355,253
Net Assets — 100.0%			$ 2,376,687,649
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Annualized 7-day yield as of period end.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,734,320	EUR	7,048,000	BNP Paribas SA	09/20/23	$ 12,181

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$ 33,343	$ 4,414	$ 28,929
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	12,623	3,830	8,793
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	6,430	1,394	5,036
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	—	—	—	—
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	—	—	—
							$ 52,396	$ 9,638	$ 42,758

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs Bank USA	09/17/58	Not Rated	USD	5,000	$ (475,534)	$ (90,855)	$ (384,679)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,457	(138,571)	(3,387)	(135,184)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	220	(52,397)	(24,514)	(27,883)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(303,154)	(78,054)	(225,100)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(151,577)	(47,077)	(104,500)
CMBX.NA.15.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	11/15/64	Not Rated	USD	1,493	(431,041)	(283,916)	(147,125)
								$ (1,552,274)	$ (527,803)	$ (1,024,471)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,051,185,555	$ 8,819,398	$ 1,060,004,953
Corporate Bonds	—	84,016	—	84,016
Floating Rate Loan Interests	—	—	24,980,266	24,980,266
Non-Agency Mortgage-Backed Securities	—	1,009,690,850	15,514,488	1,025,205,338
U.S. Government Sponsored Agency Securities	—	23,765,758	—	23,765,758
Short-Term Securities
Money Market Funds	264,596,076	—	—	264,596,076
Unfunded Floating Rate Loan Interests	—	—	137,516	137,516
Liabilities
TBA Sale Commitments	—	(41,304,011)	—	(41,304,011)
	$ 264,596,076	$ 2,043,422,168	$ 49,451,668	$ 2,357,469,912
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 42,758	$ —	$ 42,758
Foreign Currency Exchange Contracts	—	12,181	—	12,181

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series A Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (1,024,471)	$ —	$ (1,024,471)
	$ —	$ (969,532)	$ —	$ (969,532)
(a)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of March 31, 2023	$ 16,155,741	$ —(a)	$ 10,673,297	$ 29,337,894	$ 17,129	$ 56,184,061
Transfers into Level 3(b)	—	—	7,643,442	4,333,800	—	11,977,242
Transfers out of Level 3(c)	(7,285,293)	—	—	(18,309,116)	—	(25,594,409)
Other	—	—	—	—	—	—
Accrued discounts/premiums	—	—	(452,419)	77,837	—	(374,582)
Net realized gain (loss)	—	—	—	(13,263)	—	(13,263)
Net change in unrealized appreciation (depreciation)(d)	(51,050)	—	445,579	179,334	120,387	694,250
Purchases	—	—	7,681,280	110,057	—	7,791,337
Sales	—	—	(1,010,913)	(202,055)	—	(1,212,968)
Closing Balance, as of June 30, 2023	$ 8,819,398	$ —(a)	$ 24,980,266	$ 15,514,488	$ 137,516	$ 49,451,668
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(d)	$ (51,050)	$ —	$ 445,579	$ 179,334	$ 120,387	$ 694,250

(a)	Rounds to less than $1.
(b)	As of March 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(c)	As of March 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(d)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced